UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22027
FundVantage Trust
(Exact name of registrant as specified in charter)

103 Bellevue Parkway
Wilmington, DE 19809
(Address of principal executive offices) (ZIP code)

Joel L. Weiss
FundVantage Trust
1636 N. Cedar Crest Blvd.
Suite #161
Allentown, PA 18104
(Name and address of agent for service)

Registrant's telephone number, including area code:
856-528-3500
Date of fiscal year end:
April 30
Date of reporting period:
April 30, 2026
Item 1. Report to Stockholders.
(a) The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Polen Floating Rate Income ETF
PCFI | NYSE Arca, Inc.
Annual Shareholder Report — April 30, 2026
This annual shareholder report contains important information about the Polen Floating Rate Income ETF (the “Fund”) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.polencapital.com/strategies/floating‑rate‑income‑etf. You can also request this information by contacting us at 1‑888‑426‑7515.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Polen Floating Rate Income ETF	$50	0.49%
Management’s Discussion of Fund Performance
Summary of Results
Over the trailing twelve-month period ending April 30, 2026, the Polen Floating Rate Income ETF (PCFI) returned 4.05% net of fees versus 6.22% for the Morningstar LSTA U.S. Leveraged Loan Index (the “Index”).
Top Contributors to Performance
  Loans rated CCC, CCC- and B+.
  Overweight to loans in the Industrial sector and underweight to the Consumer Discretionary and Information Technology sectors.
  Holdings in the Industrials sector.
  The Fund has an allocation to high yield bonds (approximately 15% on average during the period). These positions in aggregate lagged the loans in the fund and in the index.
  The three largest absolute and relative contributors were Duravant LLC, Dexko Global Inc., and Covetrus Inc.
Top Detractors to Performance
  Overweight to loans rated CCC+ and CCC-.
  Underweight to the Communications Services sector.
  Holdings in the Consumer Discretionary, Healthcare, and Information Technology sectors.
  The three largest absolute and relative detractors were OldCastle BuildingEnvelope, Eye Care Partners, and RealTruck Group.
Fund Performance
The following is a comparison of the change in value of a $10,000 investment in the Polen Floating Rate Income ETF vs. the Bloomberg U.S. Universal Index and the Morningstar LSTA U.S. Leveraged Loan Index.
Growth of $ 10,000
For the period June 30, 2022* through April 30, 2026
Average Annual Total Returns	1 Year	Since inception
Polen Floating Rate Income ETF	4.05%	7.49%*
Bloomberg U.S. Universal Index**	4.05%	3.49%***
Morningstar LSTA U.S. Leveraged Loan Index**	6.22%	8.55%***
*
On March 21, 2025, the Fund acquired the assets and liabilities, and assumed the NAV, performance, financial and other historical information of the Polen Bank Loan Fund (the “Predecessor Fund”), an open-end mutual fund. The Fund’s performance prior to March 21, 2025 is linked to the Predecessor Fund’s Institutional Class. The Predecessor Fund commenced operations on June 30, 2022.

**
The Bloomberg U.S. Universal Index benchmark covers U.S.-dollar denominated, taxable bonds that are rated either investment grade or high-yield. The Morningstar LSTA US Leveraged Loan Index is a broad, unmanaged high yield index composed of loans that meet the following inclusion rules; senior secured, minimum initial term of one year, initial minimum spread of Base Rate+125 basis points at inception, minimum size of $50 million, and U.S. dollar-denominated.

***	Benchmark performance is from the commencement date of the Fund only and is not the commencement date of the benchmark itself.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Please visit https://www.polencapital.com/strategies/floating-rate-income-etf for performance data current to the most recent month-end.
Key Fund Statistics (as of April 30, 2026)
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$9,441,842
Total number of portfolio holdings	122
Total advisory fee paid, net	$46,860
Portfolio turnover rate as of the end of the reporting period	102%
Portfolio Holdings Summary Table (as of April 30, 2026)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Sector Allocation
Consumer, Non-cyclical	23.8%
Information Technology	18.1%
Consumer, Cyclical	15.8%
Industrials	10.6%
Communication Services	9.6%
Materials	8.2%
Financials	7.2%
Energy	1.2%
Diversified	0.4%
Utilities	0.3%
Short-Term Investment	4.4%
Other Assets in Excess of Liabilities	0.4%
TOTAL	100.0%
Material Fund Changes During the Period
During the fiscal year ended April 30, 2026, there were no material changes to the Fund.
Changes in and Disagreements with Accountants
There were no changes in and/or disagreements with accountants.
Availability of Additional Information
You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, at https://www.polencapital.com/strategies/floating-rate-income-etf.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same residential address. Unless we are notified otherwise, we may continue to send only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please contact the Fund at 1-888-426-7515, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Polen Floating Rate Income ETF (PCFI)
Annual Shareholder Report — April 30, 2026
04/26-AR
Polen High Income ETF
PCHI | NYSE Arca, Inc.
Annual Shareholder Report — April 30, 2026
This annual shareholder report contains important information about the Polen High Income ETF (the “Fund”) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.polencapital.com/strategies/high‑income‑etf. You can also request this information by contacting us at 1‑888‑426‑7515.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Polen High Income ETF	$55	0.53%
Management’s Discussion of Fund Performance
Summary of Results
Over the trailing twelve-month period ending April 30, 2026, the Polen High Income ETF (PCHI) returned 6.69% net of fees versus 8.71% for the ICE BofA U.S. High Yield Index (the “Index”).
Top Contributors to Performance
  Relative performance benefited from the fund’s income advantage.
  The Fund’s BB3-rated and CC-rated holdings outperformed.
  The Fund’s holdings in the Capital Goods, Telecommunications and Retail sectors.
  The three largest absolute contributors were Dexko Global, Asurion LLC., and Skechers.
  The three largest relative contributors were Dexko Global, Kindercare, and Terawulf.
Top Detractors to Performance
  The Fund’s overweight to CCC-rated credits and corresponding underweight to BB-rated credits.
  Holdings rated CCC3, CCC2 and B2 were the largest detractors.
  The Fund’s underweight in the Energy sector and overweight in the Technology & Electronics sector.
  The Fund’s holdings in the Basic Industry, Automotive, Healthcare and Leisure sectors lagged.
  The three largest absolute detractors were Oldcastle BuldingEnvelope, RealTruck Group, and Kaseya Inc.
Fund Performance
The following is a comparison of the change in value of a $10,000 investment in the Polen High Income ETF vs. the Bloomberg U.S. Universal Index and the ICE BofA U.S. High Yield Index.
Growth of $ 10,000
For the period March 25, 2025* through April 30, 2026
Average Annual Total Returns	1 Year	Since inception
Polen High Income ETF	6.69%	5.92%*
Bloomberg U.S. Universal Index	4.59%	4.89%**
ICE BofA U.S. High Yield Index	7.66%	7.76%**
*	The Polen High Income ETF commenced operations on March 25, 2025.
**	Benchmark performance is from the commencement date of the Fund only and is not the commencement date of the benchmark itself.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Please visit https://www.polencapital.com/strategies/high-income-etf for performance data current to the most recent month-end.
Key Fund Statistics (as of April 30, 2026)
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$22,094,233
Total number of portfolio holdings	136
Total advisory fee paid, net	$106,700
Portfolio turnover rate as of the end of the reporting period	57%
Portfolio Holdings Summary Table (as of April 30, 2026)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Sector Allocation
Consumer, Non-cyclical	20.0%
Consumer, Cyclical	16.8%
Industrials	14.2%
Communication Services	11.5%
Information Technology	10.4%
Materials	9.9%
Financials	7.4%
Energy	4.4%
Health Care	0.9%
Consumer Discretionary	0.8%
Short-Term Investment	2.7%
Other Assets in Excess of Liabilities	1.0%
TOTAL	100.0%
Material Fund Changes During the Period
During the fiscal year ended April 30, 2026, there were no material changes to the Fund.
Changes in and Disagreements with Accountants
There were no changes in and/or disagreements with accountants.
Availability of Additional Information
You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, at https://www.polencapital.com/strategies/high-income-etf.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same residential address. Unless we are notified otherwise, we may continue to send only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please contact the Fund at 1-888-426-7515, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Polen High Income ETF (PCHI)
Annual Shareholder Report — April 30, 2026
04/26-AR
Polen Focus Growth ETF
PCLG | NYSE Arca, Inc.
Annual Shareholder Report — April 30, 2026
This annual shareholder report contains important information about the Polen Focus Growth ETF (the “Fund”) for the period of September 30, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.polencapital.com/strategies/focus‑growth‑etf. You can also request this information by contacting us at 1‑888‑426‑7515.
What were the Fund costs for the period?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Polen Focus Growth ETF	$27	0.49%
Management’s Discussion of Fund Performance
  For the period September 30, 2025 to April 30, 2026, the Polen Focus Growth ETF (the “Fund”) underperformed the Russell 1000® Growth Index and the S&P 500® Index.
  Stock selection in the Information Technology sector was the primary detractor from results (largely stemming from Software exposures) and Health Care also presented a headwind. By contrast, selection in Consumer Discretionary and Communication Services was positive.
  As for sector positioning (a residual of bottom-up stock selection), the overweight to Financials represented the most notable headwind to relative performance, partially offset by the benefit of being overweight Health Care.
  The top three relative stock detractors (vs. the Russell 1000® Growth Index) were Oracle, ServiceNow, and CoStar Group. Positive relative contributors were Starbucks, Tesla (not owned), and Microsoft.
Fund Performance
The following is a comparison of the change in value of a $10,000 investment in the Polen Focus Growth ETF vs. the S&P 500® Index and the Russell 1000® Growth Index.
Growth of $ 10,000
For the period September 30, 2025* through April 30, 2026
Average Annual Total Returns	Since inception
Polen Focus Growth ETF	-11.23%*
S&P 500® Index	8.51%**
Russell 1000® Growth Index	2.09%**
*	The Polen Focus Growth ETF commenced operations on September 30, 2025.
**	Benchmark performance is from the commencement date of the Fund only and is not the commencement date of the benchmark itself.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Please visit https://www.polencapital.com/strategies/focus-growth-etf for performance data current to the most recent month-end.
Key Fund Statistics (as of April 30, 2026)
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$98,622,530
Total number of portfolio holdings	26
Total advisory fee paid, net	$296,275
Portfolio turnover rate as of the end of the reporting period	17%
Portfolio Holdings Summary Table (as of April 30, 2026)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Sector Allocation
Information Technology	36.0%
Financials	16.2%
Health Care	13.8%
Communication Services	13.7%
Consumer Discretionary	12.2%
Real Estate	2.9%
Industrials	2.3%
Short-Term Investment	2.7%
Other Assets in Excess of Liabilities	0.2%
TOTAL	100.0%
Material Fund Changes During the Period
During the period ended April 30, 2026, there were no material changes to the Fund.
Changes in and Disagreements with Accountants
There were no changes in and/or disagreements with accountants.
Availability of Additional Information
You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, at https://www.polencapital.com/strategies/focus-growth-etf.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same residential address. Unless we are notified otherwise, we may continue to send only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please contact the Fund at 1-888-426-7515, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Polen Focus Growth ETF (PCLG)
Annual Shareholder Report — April 30, 2026
04/26-AR

(b)	Not applicable.

Item 2. Code of Ethics.

(a)

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party.

(c)

There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, and that relates to any element of the code of ethics description.

(d)

The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is filed as an Exhibit.

Item 3. Audit Committee Financial Expert.

The Audit Committee of the Board of Trustees currently is comprised of Robert J. Christian, Iqbal Mansur, Nicholas M. Marsini, Jr., Nancy B. Wolcott and Stephen M. Wynne, each of whom is considered “independent” within the meaning set forth under Item 3 of Form N-CSR. The Board of Trustees has determined that Mr. Wynne is an “audit committee financial expert” as such term is defined by Item 3 of Form N-CSR.

The Registrant’s Board of Trustees has determined that Mr. Wynne acquired the attributes necessary to be considered an audit committee financial expert through his experience as a chief executive officer (and other senior-level accounting and/or financial positions) of several large financial institutions and because he has co-authored a text book on mutual fund accounting.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountants for the audit of the registrant’s annual financial statements or services that are normally provided by the accountants in connection with statutory and regulatory filings or engagements for those fiscal years were:

	Fiscal Year 2026	Fiscal Year 2025
PricewaterhouseCoopers, LLP	$320,503	$559,045
Cohen & Company, Ltd.	$87,000	$20,000

Audit-Related Fees

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountants that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were:

	Fiscal Year 2026	Fiscal Year 2025
PricewaterhouseCoopers, LLP	$0	$0
Cohen & Company, Ltd.	$0	$0

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountants for tax compliance, tax advice, and tax planning were:

	Fiscal Year 2026	Fiscal Year 2025
PricewaterhouseCoopers, LLP	$13,997	$8,880
Cohen & Company, Ltd.	$0	$0

These fees were for India tax compliance services.

All Other Fees

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountants other than the services reported in paragraphs (a) through (c) of this Item were:

	Fiscal Year 2026	Fiscal Year 2025
PricewaterhouseCoopers, LLP	$0	$0
Cohen & Company, Ltd.	$0	$0

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The Registrant’s Audit Committee Charter requires the Audit Committee to (i) (a) approve prior to appointment the engagement of independent registered public accounting firm to annually audit and provide their opinion on the Registrant’s financial statements, (b) recommend to the Independent Trustees the selection, retention or termination of the Registrant’s independent registered public accounting firm and, (c) in connection therewith, to review and evaluate matters potentially affecting the independence and capabilities of the independent registered public accounting firm; and (ii) to approve prior to appointment the engagement of the independent registered public accounting firm to provide other audit services to the Registrant, or to provide non-audit services to the Registrant, its series, an investment adviser to its series or any entity controlling, controlled by, or under common control with an investment adviser to its series (“adviser-affiliate”) that provides ongoing services to the Registrant if the engagement relates directly to the operations and financial reporting of the Registrant. The Audit Committee will not approve non-audit services that the Audit Committee believes may impair the independence of the Registrant’s independent registered public accountant. The Audit Committee may delegate, to the extent permitted by law, pre-approved responsibilities to one or more members of the Audit Committee who shall report to the full Audit Committee.

(e)(2)

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

	Fiscal Year 2026	Fiscal Year 2025
	(b)	(b)
PricewaterhouseCoopers, LLP	N/A	N/A
Cohen & Company, Ltd.	N/A	N/A

	Fiscal Year 2026	Fiscal Year 2025
	(c)	(c)
PricewaterhouseCoopers, LLP	100%	100%
Cohen & Company, Ltd.	N/A	N/A

	Fiscal Year 2026	Fiscal Year 2025
	(d)	(d)
PricewaterhouseCoopers, LLP	N/A	N/A
Cohen & Company, Ltd.	N/A	N/A

(f)	Not applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountants for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were:

	Fiscal Year 2026	Fiscal Year 2025
PricewaterhouseCoopers, LLP	$162,223	$148,742
Cohen & Company, Ltd.	$0	$0

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)

The Registrant’s “Schedule I – Investments in securities of unaffiliated issuers” as of the close of the reporting period is included as part of the Financial Statements filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Polen Floating Rate Income ETF PCFI
Polen High Income ETF PCHI
Polen Focus Growth ETF PCLG
of
FundVantage Trust
Annual Financials and Additional Information
April 30, 2026
This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

POLEN FLOATING RATE INCOME ETF
Portfolio of Investments
April 30, 2026
	Par Value	Value
SENIOR LOANS† — 82.3%
Consumer Discretionary Products — 3.0%
AI Aqua Merger Sub, Inc., 2026 Term Loan B, 6.148% (SOFR +250 bps), 7/30/28(a)	$ 20,000	$ 20,073
Autokiniton US Holdings, Inc., 2024 Replacement Term B Loan, 7.767% (SOFR +411 bps), 4/6/28(a)	59,543	59,016
Hunter Douglas Holding BV, Tranche B-1 Term Loan, 6.70% (SOFR +300 bps), 1/17/32(a)	49,623	49,242
International Entertainment JJCo.3 Ltd., New Facility B USD Loan, 6.663% (SOFR +300 bps), 4/29/32(a)	49,464	49,557
Skechers U.S.A., Inc. (Beach Acquisition Bidco, LLC), Tranche B-1 Term Loan, 6.95% (SOFR +325 bps), 9/13/32(a)	24,938	25,086
WH Borrower, LLC, Initial Term Loan, 8.156% - 8.192% (SOFR +450 bps), 2/20/32(a)	84,438	84,662
		287,636
Consumer Discretionary Services — 5.2%
Catawba Nation Gaming Authority, Initial Term B Loans, 3/29/32(b)	55,000	55,385
Learning Care Group U.S. No.2, Inc., 2024 Refinancing Term Loans, 7.633% - 7.700% (SOFR +400 bps), 8/11/28(a)	339,801	273,540
Prometric Holdings, Inc., Term Loan B, 7.402% (SOFR +375 bps), 6/25/32	19,950	19,978
Scientific Games Holdings LP, 2024 Refi Dollar Term Loan, 6.674% (SOFR +300 bps), 4/4/29(a)	39,899	39,342
SGH2, LLC, Initial Dollar Term Loan, 8.20% (SOFR +450 bps), 8/18/32(a)	74,625	74,345
Turquoise Topco Ltd., Initial Term Loans, 6.951% (SOFR +325 bps), 12/30/32(a)	25,000	24,594
		487,184
	Par Value	Value
SENIOR LOANS — (Continued)
Consumer Staple Products — 2.0%
Fiesta Purchaser, Inc., Second Refinancing Term Loan, 6.402% (SOFR +275 bps), 2/12/31(a)	$ 24,750	$ 24,455
Froneri International Ltd., Facility B-6, 6.127% (SOFR +250 bps), 9/30/32(a)	24,938	24,804
Golden State Foods, LLC, Syndicated 2026 Refinanced Term Loan, 7.20% (SOFR +350 bps), 12/4/31(a)	20,000	20,119
KDC/ONE Development Corp, Inc., 2025 Refinancing Dollar Term Loan, 7.152% (SOFR +350 bps), 8/15/28	39,900	39,667
Lavender Dutch Borrowerco B.V., Term Loan, 6.95% (SOFR +325 bps), 12/30/32(a)	54,862	54,640
Snacking Investments Bidco Pty Ltd., Initial U.S. Term Loan, 6.663% (SOFR +300 bps), 10/29/32(a)	29,925	30,046
		193,731
Financial Services — 4.2%
BCP VI Summit Holdings LP, Initial Term Loan, 6.649% (SOFR +300 bps), 1/30/32(a)	24,875	24,968
Dragon Buyer, Inc., Term Loan, 6.45% (SOFR +275 bps), 9/30/31(a)	99,497	95,417
First Eagle Holdings, Inc., Initial Term Loan, 7.20% (SOFR +350 bps), 8/16/32(a)(c)	42,602	42,554
Focus Financial Partners, LLC, Tranche B Incremental Term Loan, 6.152% (SOFR +250 bps), 9/15/31(a)	34,912	34,693
Jane Street Group, LLC, Extended Term Loan, 5.673% (SOFR +200 bps), 12/15/31(a)	124,671	124,609

The accompanying notes are an integral part of the financial statements.

POLEN FLOATING RATE INCOME ETF
Portfolio of Investments (Continued)
April 30, 2026
	Par Value	Value
SENIOR LOANS — (Continued)
Financial Services — (Continued)
Kestra Advisor Services Holdings A, Inc., A&R Amendment No.1 Replacement Term Loan, 6.652% (SOFR +300 bps), 3/22/31(a)	$ 49,623	$ 49,778
Nexus Buyer, LLC, Amendment No. 9 Refinancing Term Loan, 7.152% (SOFR +350 bps), 7/31/31(a)	24,937	24,498
		396,517
Health Care — 12.0%
Aveanna Healthcare, LLC, 2025 Term Loan, 7.402% (SOFR +375 bps), 9/17/32(a)	74,625	74,924
Bausch & Lomb Corp., 2025-2 Refinancing Term Loan, 7.402% (SOFR +375 bps), 1/15/31(a)	24,650	24,823
CVET Midco 2 LP, Initial Term Loan, 8.70% (SOFR +500 bps), 10/13/29(a)	314,094	297,290
EyeCare Partners, LLC, Tranche B Term Loan, 8.34% (SOFR +471 bps), PIK, 11/30/28(a)(d)	396,219	178,629
EyeCare Partners, LLC, Tranche C Term Loan, 10.48% (SOFR +685 bps), PIK, 11/30/28(a)(d)(e)	8,460	1,496
EyeCare Partners, LLC, Second Lien Initial Term Loan, 10.675% (SOFR +701 bps), 11/15/29(a)(e)	20,000	3,400
Global Medical Response, Inc., Initial Term Loan, 7.157% (SOFR +350 bps), 10/1/32(a)	14,963	15,037
Heartland Dental, LLC, 2025 Replacement Term Loan, 7.402% (SOFR +375 bps), 8/25/32(a)	96,843	97,038
LifePoint Health, Inc., Term Loan B, 7.177% (SOFR +350 bps), 5/16/31(a)	19,949	19,865
National Mentor Holdings, Inc., 2025 Refinancing Term B Loan, 9.652% (SOFR +600 bps), 12/12/30	100,000	100,573
Performance Health Holdings, Inc., Initial Term Loan, 7.45% (SOFR +375 bps), 3/19/32(a)	213,238	209,684
	Par Value	Value
SENIOR LOANS — (Continued)
Health Care — (Continued)
Prism Bidco, Inc., Term Loan, 8.70% (SOFR +500 bps), 10/15/32(a)	$ 85,000	$ 83,442
US Fertility Enterprises, LLC, Initial Term Loan, 7.152% (SOFR +350 bps), 12/10/32(a)(c)	23,290	23,427
		1,129,628
Industrial Products — 2.1%
EMRLD Borrower LP, Second Amendment Incremental Term Loans, 5.95% (SOFR +225 bps), 8/4/31(a)	24,750	24,813
Engineered Machinery Holdings, Inc., 2025 Refinancing USD Term Loan, 6.95% (SOFR +325 bps), 11/26/32(a)	32,895	33,156
Hillenbrand, Inc., Term Loan B, 7.152% (SOFR +350 bps), 2/10/33	45,000	45,079
Madison IAQ, LLC, 2025 Repriced Incremental Term Loan, 6.378% (SOFR +275 bps), 5/6/32	21,765	21,856
Madison Safety & Flow, LLC, 2025 Incremental Term Loan B, 6.154% (SOFR +250 bps), 9/26/31(a)	23,203	23,284
TK Elevator Midco Gmbh, (USD) Term Loan B, 6.377% (SOFR +275 bps), 4/30/30(a)	49,626	50,105
		198,293
Industrial Services — 10.8%
Apple Bidco, LLC, Term Loan, 6.152% (SOFR +250 bps), 9/23/31(a)	24,812	24,861
CHG Healthcare Services, Inc., 9/30/31(b)	10,000	9,975
Crown Subsea Communications Holding, Inc., 2026 Term Loans, 6.652% (SOFR +300 bps), 1/30/31(a)	25,000	25,206
DG Investment Intermediate Holdings 2, Inc., 2025 Refinancing Term Loan, 9.152% (SOFR +550 bps), 7/29/33(a)	65,000	64,797

The accompanying notes are an integral part of the financial statements.

POLEN FLOATING RATE INCOME ETF
Portfolio of Investments (Continued)
April 30, 2026
	Par Value	Value
SENIOR LOANS — (Continued)
Industrial Services — (Continued)
Gloves Buyer, Inc., Initial Term Loans, 7.652% (SOFR +400 bps), 5/21/32(a)	$ 99,500	$ 99,614
Heron Bidco, LLC, Term Loan B, 7.70% (SOFR +400 bps), 12/10/32(a)	175,000	175,547
Infinite Bidco, LLC, First Lien Term Loan, 7.675% (SOFR +401 bps), 3/2/28(a)	196,087	193,146
Infinite Bidco, LLC, Second Lien Initial Term Loan, 10.925% (SOFR +726 bps), 3/2/29(a)	105,000	101,325
Jetblue Airways Corp., Initial Term Loan, 8.435% (SOFR +475 bps), 8/27/29(a)	69,647	62,450
Lsf12 Phoenix Holdco, LLC, Term Loan, 8.20% (SOFR +450 bps), 3/25/33(a)	140,000	139,884
Raven Acquisition Holdings, LLC, Initial Term Loans, 6.652% (SOFR +300 bps), 11/19/31(a)(c)	46,526	46,314
Verde Purchaser, LLC, Initial Term Loan, 7.70% (SOFR +400 bps), 11/29/30(a)	49,810	48,339
Vista Management Holding, Inc., Initial Term Loan, 7.442% (SOFR +375 bps), 4/1/31(a)	24,748	24,593
		1,016,051
Insurance — 3.7%
Acrisure, LLC, 2025 Term Loan B-7, 6.902% (SOFR +325 bps), 6/21/32(a)	29,925	29,491
Alliant Holdings Intermediate, LLC, 2025 Replacement Term Loan, 6.152% (SOFR +250 bps), 9/19/31(a)	74,500	74,464
Asurion, LLC, New B-4 Term Loan, 9.017% (SOFR +536 bps), 1/20/29(a)	22,430	22,535
HUB International Ltd., 2025 Incremental Term Loan, 5.922% (SOFR +225 bps), 6/20/30(a)	99,265	99,620
	Par Value	Value
SENIOR LOANS — (Continued)
Insurance — (Continued)
Jones DesLauriers Insurance Management, Inc., 2026-1 Term Loans, 6.663% (SOFR +300 bps), 2/2/33	$100,000	$ 98,875
Sedgwick Claims Management Services, Inc., 2024 Term Loan, 6.152% (SOFR +250 bps), 7/31/31(a)	24,813	24,666
		349,651
Materials — 11.2%
Aruba Investments Holdings, LLC, Second Lien Initial Term Loan, 11.523% (SOFR +785 bps), 11/24/28(a)	230,000	185,150
Clydesdale Acquisition Holdings, Inc., Term B Loan, 6.827% (SOFR +318 bps), 4/13/29(a)	101,154	96,785
Cp Iris Holdco I, Inc., 2025 First Lien Term B Loan (Strip), 7.652% (SOFR +400 bps), 10/27/32(a)(c)	121,475	120,260
HP PHRG Borrower, LLC, Closing Date Term Loan, 7.70% (SOFR +400 bps), 2/20/32(a)	183,650	183,077
Iris Holding, Inc., Initial Term Loan, 8.513% (SOFR +485 bps), 6/28/28(a)	184,046	174,318
Olympus Water US Holding Corp., 2025 Incremental Term Loans, 6.95% (SOFR +325 bps), 11/3/32(a)	149,625	148,346
SCIH Salt Holdings, Inc., Term B-1 Loans, 6.35% (SOFR +275 bps), 1/31/29(a)	24,938	25,045
SCIL USA Holdings, LLC, Facility B2 Loan, 7.653% (SOFR +400 bps), 11/8/32(a)	74,813	74,158
Sparta US HoldCo, LLC, Initial Term Loan, 8/2/30(b)	54,714	54,842
		1,061,981
Media — 6.3%
Aragorn Parent Corp., 2025 Replacement Term Loan, 7.163% (SOFR +350 bps), 12/15/28	19,950	20,058

The accompanying notes are an integral part of the financial statements.

POLEN FLOATING RATE INCOME ETF
Portfolio of Investments (Continued)
April 30, 2026
	Par Value	Value
SENIOR LOANS — (Continued)
Media — (Continued)
Auction.com, LLC, Term Loan, 9.626% (SOFR +600 bps), 5/26/28(a)	$344,816	$ 306,598
Cengage Learning, Inc., Term Loan, 6.653% - 6.654% (SOFR +300 bps), 3/24/31(a)	49,937	49,003
McGraw-Hill Education, Inc., Term Loan B (2025), 6.402% (SOFR +275 bps), 8/6/31(a)	17,981	18,000
MH Sub I, LLC, Second Lien Term Loan, 9.902% (SOFR +625 bps), 2/23/29(a)	100,000	80,521
Nexstar Media, Inc., Term B-5 Loan, 6.152% (SOFR +250 bps), 6/28/32(a)	14,962	14,964
Oak-Eagle Acquireco, Inc., 3/24/33(b)	70,000	70,105
Versant Media Group, Inc., Initial Term Loan, 7.20% (SOFR +350 bps), 1/30/31(a)	35,000	35,114
		594,363
Oil & Gas — 1.0%
Venture Global Calcasieu Pass, LLC, Initial Term Loan, 6.954% (SOFR +325 bps), 4/11/33(a)	95,000	95,416
Retail & Wholesale - Discretionary — 4.5%
Great Outdoors Group, LLC, Term B-3 Loan, 6.902% (SOFR +325 bps), 1/23/32(a)	24,874	25,064
Mavis Tire Express Services Topco Corp., 2025 First Lien Incremental Term Loan, 6.669% (SOFR +300 bps), 5/4/28(a)	78,457	78,676
Restoration Hardware, Inc., 2022 Incremental Term Loan, 7.002% (SOFR +335 bps), 10/20/28	93,195	92,463
Sweetwater Borrower, LLC, Initial Term Loan B, 7.652% (SOFR +400 bps), 2/11/33(a)	71,520	71,833
	Par Value	Value
SENIOR LOANS — (Continued)
Retail & Wholesale - Discretionary — (Continued)
Wand NewCo. 3, Inc., Tranche B-2 Term Loan, 6.152% (SOFR +250 bps), 1/30/31(a)	$ 78,095	$ 78,301
White Cap Supply Holdings, LLC, Tranche C Term Loan, 6.899% (SOFR +325 bps), 10/19/29(a)	74,410	74,184
		420,521
Software & Technology Services — 12.2%
Access CIG, LLC, Term B Loan, 7.70% (SOFR +400 bps), 8/19/30(a)	104,474	94,843
Ahead DB Holdings, LLC, Term B-5 Facility, 6.45% (SOFR +275 bps), 2/1/31(a)	29,893	29,687
Applied Systems, Inc., Tranche B-1 Term Loan, 5.95% (SOFR +225 bps), 2/24/31(a)	24,937	24,644
AthenaHealth Group, Inc., Initial Term Loan, 6.402% (SOFR +275 bps), 2/15/29(a)	129,222	128,922
Clover Holdings 2, LLC, Initial Floating Rate Term Loans, 7.402% (SOFR +375 bps), 12/9/31(a)	49,150	47,983
Clover Holdings 2, LLC, Fixed Term Loan, 7.75%, 12/9/31	149,024	143,436
Cyberswift US Finco, LLC, Term Loan B, 7.677% (SOFR +400 bps), 10/8/32(a)	125,000	122,760
Fortress Intermediate 3, Inc., 2025 Term B Loan, 6.661% (SOFR +300 bps), 6/27/31(a)	24,875	24,782
Kaseya, Inc., Initial Term Loan, 8.663% (SOFR +500 bps), 3/5/33(a)	255,000	204,718
Knowbe4, Inc., Term Loan, 7.413% (SOFR +375 bps), 7/23/32(a)	129,675	114,762
Mitchell International, Inc., A&R Amendment No.1 Term Loan, 6.652% (SOFR +300 bps), 6/17/31(a)	39,699	38,801
Project Alpha Intermediate Holding, Inc., First Lien Incremental Term Loan B, 6.95% (SOFR +325 bps), 10/28/30(a)	24,811	19,601

The accompanying notes are an integral part of the financial statements.

POLEN FLOATING RATE INCOME ETF
Portfolio of Investments (Continued)
April 30, 2026
	Par Value	Value
SENIOR LOANS — (Continued)
Software & Technology Services — (Continued)
Starlight Parent, LLC, Term Loan, 7.674% (SOFR +400 bps), 4/16/32(a)(b)	$139,350	$ 118,796
Trio Bidco, Inc., Term Loan B, 7.70% (SOFR +400 bps), 10/29/32(a)(c)	29,092	28,413
UKG, Inc., Term Loan B, 6.163% (SOFR +250 bps), 2/10/31(a)	14,962	14,463
		1,156,611
Technology Hardware & Semiconductors — 3.8%
Altar Bidco, Inc., Initial Term Loan, 6.608% (SOFR +310 bps), 2/1/29	49,870	49,871
Bingo Holdings I, LLC, Term Loan, 8.45% (SOFR +475 bps), 6/30/32(a)	164,175	162,841
Vantor Holdings, Inc., Initial Term Loan, 8.118% (SOFR +450 bps), 3/3/33(a)	145,000	145,182
		357,894
Utilities — 0.3%
Discovery Energy Holding Corp., Term Loan, 6.70% (SOFR +300 bps), 5/1/31(a)	25,000	25,082
TOTAL SENIOR LOANS (Cost $8,136,858)		7,770,559
CORPORATE BONDS† — 12.9%
Consumer Discretionary Products — 3.1%
Dexko Global, Inc., 7.50%, 4/15/32(f)	216,300	194,430
Realtruck Group, Inc., 6.25%, PIK, 7/31/31(d)(f)	246,500	103,068
		297,498
Consumer Discretionary Services — 0.2%
Caesars Entertainment, Inc., 6.50%, 2/15/32(f)	20,000	19,441
Health Care — 1.1%
National Mentor Holdings, Inc., 10.50%, 12/15/30(f)	100,000	104,577
Industrial Services — 0.2%
AMN Healthcare, Inc., 6.50%, 1/15/31(f)	20,000	19,938
Insurance — 0.6%
Asurion, LLC and Asurion Co.-Issuer, Inc., 8.375%, 2/1/34(f)	60,000	59,240
	Par Value	Value
CORPORATE BONDS — (Continued)
Materials — 3.0%
Baffinland Iron Mines Corp., 8.75%, 7/15/26(e)(f)(g)(h)	$330,000	$ 282,150
Media — 1.4%
CCO Holdings, LLC, 4.50%, 5/1/32	35,000	30,754
OAK-Eagle Acquireco, Inc., 7.25%, 7/1/33(f)	95,000	97,813
		128,567
Oil & Gas — 0.2%
Venture Global LNG, Inc., 9.875%, 2/1/32(f)	20,000	21,464
Retail & Wholesale - Discretionary — 0.2%
Avis Budget Car Rental, LLC, 8.375%, 6/15/32(f)	15,000	15,084
Software & Technology Services — 1.8%
CoreWeave, Inc., 9.25%, 6/1/30(f)	95,000	96,231
CoreWeave, Inc., 9.00%, 2/1/31(f)	55,000	54,607
Ellucian Holdings, Inc., 6.50%, 12/1/29(f)	20,000	19,716
		170,554
Telecommunications — 1.1%
APLD ComputeCo, LLC, 9.25%, 12/15/30(f)	95,000	102,033
TOTAL CORPORATE BONDS (Cost $1,247,787)		1,220,546
	Number of Shares
SHORT-TERM INVESTMENT — 4.4%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.53%(i)	416,876	416,876

TOTAL SHORT-TERM INVESTMENT (Cost $416,876)		416,876

TOTAL INVESTMENTS - 99.6% (Cost $9,801,521)		9,407,981
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%		33,861
NET ASSETS - 100.0%		$9,441,842

The accompanying notes are an integral part of the financial statements.

POLEN FLOATING RATE INCOME ETF
Portfolio of Investments (Concluded)
April 30, 2026
(a)	Variable or floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
(b)	All or a portion of this Senior Loan will settle after April 30, 2026, at which time the interest rate will be determined. Rates shown, if any, are for the settled portion.
(c)	As of April 30, 2026, the Fund had an unfunded loan commitment of $20,577 with this borrower, which could be extended at the option of the borrower. The unfunded loan commitment, which is not included in the Portfolio of Investments and payable for investments purchased, had a market value and unrealized gain of $20,703 and $126, respectively. See Note 7.
(d)	Payment-in-kind (“PIK”) security which may pay interest in the form of additional principal amount.
(e)	Security is deemed illiquid at April 30, 2026.
(f)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities were purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At April 30, 2026, these securities amounted to $1,189,792 or 12.60% of net assets. These securities have been determined by the Fund's adviser to be liquid securities, unless otherwise noted.
(g)	Security is fair valued by the Adviser, in its role as valuation designee, in accordance with the policies established by the Board of Trustees.
(h)	Security deemed to be restricted as of April 30, 2026. As of April 30, 2026, the fair value of restricted securities in the aggregate was $282,150, representing 2.99% of the Fund’s net assets. Additional information on restricted securities can be found in Note 1.
(i)	Rate disclosed is the 7-day yield at April 30, 2026.
†	The industry designations set forth in the schedule above are those of the Bloomberg Industry Classification System (“BICS”).
LLC	Limited Liability Company
LP	Limited Partnership
PIK	Payment In Kind
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

The accompanying notes are an integral part of the financial statements.

POLEN HIGH INCOME ETF
Portfolio of Investments
April 30, 2026
	Par Value	Value
CORPORATE BONDS† — 88.8%
Consumer Discretionary Products — 6.0%
Adient Global Holdings Ltd., 7.50%, 2/15/33(a)	$135,000	$ 138,170
Beach Acquisition Bidco, LLC, 10.00% (10% Cash / 10.75% PIK), 7/15/33(a)(b)	303,241	333,695
Champ Acquisition Corp., 8.375%, 12/1/31(a)	105,000	110,893
Dexko Global, Inc., 7.50%, 4/15/32(a)	319,300	287,016
IHO Verwaltungs GmbH, 7.375% (7.375% Cash / 8.125% PIK ), 5/15/33(a)(b)	200,000	203,103
Patrick Industries, Inc., 6.375%, 11/1/32(a)	40,000	40,350
Realtruck Group, Inc., 6.25%, PIK, 7/31/31(a)(b)	242,250	101,291
Thor Industries, Inc., 4.00%, 10/15/29(a)	120,000	113,714
		1,328,232
Consumer Discretionary Services — 8.6%
1011778 BC ULC, 4.375%, 1/15/28(a)	50,000	49,401
1011778 BC ULC, 4.00%, 10/15/30(a)	85,000	80,922
A&K Travel Group Holdings Ltd., 7.50%, 5/15/33(a)	200,000	201,221
Caesars Entertainment, Inc., 6.50%, 2/15/32(a)	385,000	374,232
Fertitta Entertainment, LLC, 6.75%, 1/15/30(a)	115,000	111,213
Jacobs Entertainment, Inc., 6.75%, 2/15/29(a)	55,000	53,937
Light & Wonder International, Inc., 6.25%, 10/1/33(a)	165,000	163,721
Penn Entertainment, Inc., 6.75%, 4/1/31(a)	115,000	114,045
Scientific Games Holdings LP, 6.625%, 3/1/30(a)	180,000	151,677
Six Flags Entertainment Corp., 5.25%, 7/15/29	105,000	100,953
Six Flags Entertainment Corp., 7.25%, 5/15/31(a)	60,000	59,210
Six Flags Entertainment Corp., 6.625%, 5/1/32(a)	50,000	50,917
Station Casinos, LLC, 4.625%, 12/1/31(a)	110,000	103,572
	Par Value	Value
CORPORATE BONDS — (Continued)
Consumer Discretionary Services — (Continued)
Station Casinos, LLC, 6.625%, 3/15/32(a)	$145,000	$ 146,878
Yum! Brands, Inc., 5.375%, 4/1/32	135,000	135,158
		1,897,057
Consumer Staple Products — 2.6%
Fiesta Purchaser, Inc., 7.875%, 3/1/31(a)	110,000	113,623
Fiesta Purchaser, Inc., 9.625%, 9/15/32(a)	250,000	258,823
Post Holdings, Inc., 6.25%, 10/15/34(a)	210,000	207,492
		579,938
Financial Services — 6.2%
EZCORP, Inc., 7.375%, 4/1/32(a)	75,000	79,467
Fair Isaac Corp., 6.25%, 9/15/34(a)	135,000	132,970
Focus Financial Partners, LLC, 6.75%, 9/15/31(a)	335,000	341,542
JSG Finance, Inc., 7.125%, 4/30/31(a)	215,000	223,466
Shift4 Payments, LLC / Shift4 Payments Finance Sub, Inc., 6.75%, 8/15/32(a)	190,000	189,537
VFH Parent, LLC, 7.50%, 6/15/31(a)	115,000	120,836
WEX, Inc., 6.50%, 3/15/33(a)	270,000	269,042
		1,356,860
Health Care — 9.1%
Acadia Healthcare Co., Inc., 7.375%, 3/15/33(a)	195,000	199,717
Global Medical Response, Inc., 7.375%, 10/1/32(a)	275,000	286,828
Insulet Corp., 6.50%, 4/1/33(a)	165,000	168,496
Molina Healthcare, Inc., 6.50%, 2/15/31(a)	25,000	25,435
Molina Healthcare, Inc., 6.25%, 1/15/33(a)	135,000	134,922
National Mentor Holdings, Inc., 10.50%, 12/15/30(a)	220,000	230,070
Option Care Health, Inc., 4.375%, 10/31/29(a)	170,000	164,638
Pediatrix Medical Group, Inc., 5.375%, 2/15/30(a)	140,000	139,349
Select Medical Corp., 6.25%, 12/1/32(a)	145,000	140,876
Sotera Health Holdings, LLC, 7.375%, 6/1/31(a)	155,000	161,204

The accompanying notes are an integral part of the financial statements.

POLEN HIGH INCOME ETF
Portfolio of Investments (Continued)
April 30, 2026
	Par Value	Value
CORPORATE BONDS — (Continued)
Health Care — (Continued)
Surgery Center Holdings, Inc., 7.25%, 4/15/32(a)	$280,000	$ 279,595
Tenet Healthcare Corp., 6.125%, 10/1/28	84,000	84,257
		2,015,387
Industrial Products — 6.5%
ATS Corp., 4.125%, 12/15/28(a)	110,000	107,452
Axon Enterprise, Inc., 6.25%, 3/15/33(a)	115,000	118,058
EMRLD Borrower LP, 6.625%, 12/15/30(a)	100,000	102,487
EMRLD Borrower LP, 6.75%, 7/15/31(a)	100,000	103,437
Esab Corp., 6.25%, 4/15/29(a)	105,000	106,509
Goat Holdco, LLC, 6.75%, 2/1/32(a)	290,000	297,400
LSF12 Helix Parent, LLC, 7.125%, 2/1/33(a)	40,000	39,213
Madison IAQ, LLC, 5.875%, 6/30/29(a)	125,000	124,764
TransDigm, Inc., 6.375%, 5/31/33(a)	185,000	186,504
TransDigm, Inc., 6.75%, 1/31/34(a)	185,000	190,175
TransDigm, Inc., 6.125%, 7/31/34(a)	65,000	65,142
		1,441,141
Industrial Services — 5.7%
AMN Healthcare, Inc., 4.00%, 4/15/29(a)	105,000	100,414
AMN Healthcare, Inc., 6.50%, 1/15/31(a)	220,000	219,322
Brundage-Bone Concrete Pumping Holdings, Inc., 7.50%, 2/1/32(a)	305,000	310,135
GB AIT Buyer, Inc., 8.75%, 4/30/34(a)	115,000	115,519
JetBlue Airways Corp., 9.875%, 9/20/31(a)	80,000	74,168
Raven Acquisition Holdings, LLC, 6.875%, 11/15/31(a)	225,000	222,837
VM Consolidated, Inc., 5.50%, 4/15/29(a)	230,000	225,601
		1,267,996
Insurance — 3.7%
Alliant Holdings Intermediate, LLC, 6.50%, 10/1/31(a)	135,000	136,337
Asurion, LLC and Asurion Co.-Issuer, Inc., 8.375%, 2/1/34(a)	190,000	187,593
	Par Value	Value
CORPORATE BONDS — (Continued)
Insurance — (Continued)
HUB International Ltd., 7.375%, 1/31/32(a)	$210,000	$ 215,234
Jones Deslauriers Insurance Management, Inc., 6.875%, 10/1/33(a)	300,000	281,303
		820,467
Materials — 13.8%
AmeriTex HoldCo Intermediate, LLC, 7.625%, 8/15/33(a)	125,000	130,031
Arsenal AIC Parent, LLC, 8.00%, 10/1/30(a)	200,000	209,326
Avient Corp., 6.25%, 11/1/31(a)	245,000	248,587
Baffinland Iron Mines Corp., 8.75%, 7/15/26(a)(c)(d)(e)	700,000	598,500
Celanese US Holdings, LLC, 6.75%, 4/15/33	110,000	113,355
Century Aluminum Co., 6.875%, 8/1/32(a)	100,000	103,593
Cleveland-Cliffs, Inc., 7.00%, 3/15/32(a)	65,000	65,038
Cleveland-Cliffs, Inc., 7.375%, 5/1/33(a)	60,000	60,681
Clydesdale Acquisition Holdings, Inc., 6.875%, 1/15/30(a)	160,000	156,733
Clydesdale Acquisition Holdings, Inc., 6.75%, 4/15/32(a)	145,000	136,142
Compass Minerals International, Inc., 8.00%, 7/1/30(a)	320,000	334,227
Huntsman International, LLC, 5.70%, 10/15/34	80,000	75,166
Ingevity Corp., 3.875%, 11/1/28(a)	150,000	144,962
Olympus Water US Holding Corp., 7.25%, 2/15/33(a)	215,000	210,336
Quikrete Holdings, Inc., 6.75%, 3/1/33(a)	270,000	274,215
SCIH Salt Holdings, Inc., 6.625%, 5/1/29(a)	25,000	24,832
Toucan FinCo Ltd., 9.50%, 5/15/30(a)	115,000	100,793
TriMas Corp., 4.125%, 4/15/29(a)	65,000	62,753
		3,049,270
Media — 8.2%
CCO Holdings, LLC , 4.50%, 6/1/33(a)	225,000	193,108
CCO Holdings, LLC , 4.25%, 1/15/34(a)	340,000	285,391

The accompanying notes are an integral part of the financial statements.

POLEN HIGH INCOME ETF
Portfolio of Investments (Continued)
April 30, 2026
	Par Value	Value
CORPORATE BONDS — (Continued)
Media — (Continued)
Lamar Media Corp., 5.375%, 11/1/33(a)	$285,000	$ 282,634
McGraw-Hill Education, Inc., 8.00%, 8/1/29(a)	240,000	240,234
McGraw-Hill Education, Inc., 7.375%, 9/1/31(a)	140,000	144,735
OAK-Eagle Acquireco, Inc., 7.25%, 7/1/33(a)	270,000	277,995
Outfront Media Capital, LLC, 4.625%, 3/15/30(a)	175,000	170,354
Outfront Media Capital, LLC, 7.375%, 2/15/31(a)	90,000	94,187
Warnermedia Holdings, Inc., 5.05%, 3/15/42	160,000	114,475
		1,803,113
Oil & Gas — 4.4%
Archrock Partners LP, 6.625%, 9/1/32(a)	115,000	118,717
Harvest Midstream I LP, 7.50%, 9/1/28(a)	115,000	115,881
Sunoco LP, 4.625%, 5/1/30(a)	65,000	63,247
Sunoco LP, 5.375%, 7/15/31(a)	55,000	54,773
Sunoco LP, 5.625%, 7/15/34(a)	140,000	138,174
Teine Energy Ltd., 6.875%, 4/15/29(a)	195,000	195,304
Venture Global LNG, Inc., 9.875%, 2/1/32(a)	210,000	225,369
Venture Global Plaquemines LNG, LLC, 6.75%, 1/15/36(a)	55,000	58,421
		969,886
Retail & Wholesale - Discretionary — 2.3%
Avis Budget Car Rental, LLC, 8.25%, 1/15/30(a)	80,000	82,085
Avis Budget Car Rental, LLC, 8.375%, 6/15/32(a)	80,000	80,450
Builders FirstSource, Inc., 4.25%, 2/1/32(a)	120,000	111,502
Wand NewCo 3, Inc., 7.625%, 1/30/32(a)	155,000	161,309
Wayfair, LLC, 6.75%, 11/15/32(a)	65,000	65,766
		501,112
Software & Technology Services — 5.9%
AthenaHealth Group, Inc., 6.50%, 2/15/30(a)	415,000	395,939
	Par Value	Value
CORPORATE BONDS — (Continued)
Software & Technology Services — (Continued)
Cloud Software Group, Inc., 6.50%, 3/31/29(a)	$ 60,000	$ 58,418
CoreWeave, Inc., 9.00%, 2/1/31(a)	385,000	382,246
Ellucian Holdings, Inc., 6.50%, 12/1/29(a)	280,000	276,024
Fortress Intermediate 3, Inc., 7.50%, 6/1/31(a)	80,000	80,847
Insight Enterprises, Inc., 6.625%, 5/15/32(a)	115,000	114,087
		1,307,561
Technology Hardware & Semiconductors — 1.0%
Coherent Corp., 5.00%, 12/15/29(a)	120,000	118,787
Zebra Technologies Corp., 6.50%, 6/1/32(a)	105,000	106,901
		225,688
Telecommunications — 4.8%
APLD ComputeCo, LLC, 9.25%, 12/15/30(a)	220,000	236,288
Meridian Arc Holdco, LLC, 6.25%, 4/30/31(a)	280,000	279,876
SE Cosmos, LLC, 8.875%, 5/1/31(a)	185,000	184,075
Telecom Italia Capital SA, 7.721%, 6/4/38	190,000	215,314
WULF Compute, LLC, 7.75%, 10/15/30(a)	145,000	152,540
		1,068,093
TOTAL CORPORATE BONDS (Cost $19,760,491)		19,631,801
SENIOR LOANS† — 7.5%
Consumer Discretionary Products — 0.2%
WH Borrower, LLC, Initial Term Loan, 8.156% - 8.192% (SOFR +450 bps), 2/20/32(f)	39,775	39,881
Consumer Discretionary Services — 0.1%
SGH2, LLC, Initial Dollar Term Loan, 8.20% (SOFR +450 bps), 8/18/32(f)	24,875	24,782
Health Care — 2.1%
CVET Midco 2 LP, Initial Term Loan, 8.70% (SOFR +500 bps), 10/13/29(f)	490,355	464,121

The accompanying notes are an integral part of the financial statements.

POLEN HIGH INCOME ETF
Portfolio of Investments (Continued)
April 30, 2026
	Par Value	Value
SENIOR LOANS — (Continued)
Industrial Services — 1.3%
Gloves Buyer, Inc., Initial Term Loans, 7.652% (SOFR +400 bps), 5/21/32(f)	$ 74,625	$ 74,710
Infinite Bidco, LLC, First Lien Term Loan, 7.675% (SOFR +401 bps), 3/2/28(f)	217,712	214,446
		289,156
Insurance — 0.3%
Asurion, LLC, New B-4 Term Loan, 9.017% (SOFR +536 bps), 1/20/29(f)	56,495	56,760
Materials — 0.8%
HP PHRG Borrower, LLC, Closing Date Term Loan, 7.70% (SOFR +400 bps), 2/20/32(f)	74,549	74,316
Iris Holding, Inc., Initial Term Loan, 8.513% (SOFR +485 bps), 6/28/28(f)	104,459	98,937
		173,253
Media — 0.3%
MH Sub I, LLC, Second Lien Term Loan, 9.902% (SOFR +625 bps), 2/23/29(f)	90,000	72,469
Retail & Wholesale - Discretionary — 0.2%
White Cap Supply Holdings, LLC, Tranche C Term Loan, 6.899% (SOFR +325 bps), 10/19/29(f)	49,499	49,348
Software & Technology Services — 2.1%
Clover Holdings 2, LLC, Initial Floating Rate Term Loans, 7.402% (SOFR +375 bps), 12/9/31(f)	39,600	38,660
Clover Holdings 2, LLC, Fixed Term Loan, 7.75%, 12/9/31(g)	168,300	161,989
Kaseya, Inc., Initial Term Loan, 8.663% (SOFR +500 bps), 3/5/33(f)	280,000	224,788
Starlight Parent, LLC, Term Loan, 7.674% (SOFR +400 bps), 4/16/32(f)	54,725	46,653
		472,090
	Par Value	Value
SENIOR LOANS — (Continued)
Technology Hardware & Semiconductors — 0.1%
Altar Bidco, Inc., Second Lien Initial Term Loan, 9.108% (SOFR +560 bps), 2/1/30(f)	$ 10,000	$ 9,475
TOTAL SENIOR LOANS (Cost $1,706,822)		1,651,335
	Number of Shares
SHORT-TERM INVESTMENT — 2.7%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.53%(h)	595,710	595,710

TOTAL SHORT-TERM INVESTMENT (Cost $595,710)		595,710

TOTAL INVESTMENTS - 99.0% (Cost $22,063,023)		21,878,846
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.0%		215,387
NET ASSETS - 100.0%		$22,094,233

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities were purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At April 30, 2026, these securities amounted to $18,793,123 or 85.06% of net assets. These securities have been determined by the Fund's adviser to be liquid securities.
(b)	Payment-in-kind (“PIK”) security which may pay interest in the form of additional principal amount.
(c)	Security is fair valued by the Adviser, in its role as valuation designee, in accordance with the policies established by the Board of Trustees.
(d)	Security is deemed illiquid at April 30, 2026.
(e)	Security deemed to be restricted as of April 30, 2026. As of April 30, 2026, the fair value of restricted securities in the aggregate was $598,500, representing 2.71% of the Fund’s net assets. Additional information on restricted securities can be found in Note 1.

The accompanying notes are an integral part of the financial statements.

POLEN HIGH INCOME ETF
Portfolio of Investments (Concluded)
April 30, 2026
(f)	Variable or floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
(g)	All or a portion of this Senior Loan will settle after April 30, 2026, at which time the interest rate will be determined. Rates shown, if any, are for the settled portion.
(h)	Rate disclosed is the 7-day yield at April 30, 2026.
†	The industry designations set forth in the schedule above are those of the Bloomberg Industry Classification System (“BICS”).
LLC	Limited Liability Company
LP	Limited Partnership
PIK	Payment In Kind
SOFR	Secured Overnight Financing Rate

The accompanying notes are an integral part of the financial statements.

POLEN FOCUS GROWTH ETF
Portfolio of Investments
April 30, 2026
	Number of Shares	Value
COMMON STOCKS — 97.1%
Credit Services — 10.1%
Mastercard, Inc., Class A	9,566	$ 4,810,933
Visa, Inc., Class A	15,493	5,110,211
		9,921,144
Diagnostics & Research — 2.7%
IDEXX Laboratories, Inc.*	4,761	2,669,969
Drug Manufacturers - General — 5.7%
Eli Lilly & Co.	6,025	5,630,965
Drug Manufacturers - Specialty & Generic — 3.3%
Zoetis, Inc.	28,122	3,233,186
Financial Data & Stock Exchanges — 3.6%
MSCI, Inc.	6,027	3,564,428
Information Technology Services — 1.8%
Accenture PLC, Class A	9,744	1,741,350
Insurance Brokers — 2.5%
Aon PLC, Class A	8,038	2,505,043
Internet Content & Information — 8.9%
Alphabet, Inc., Class C	18,300	6,989,502
Meta Platforms, Inc., Class A	2,975	1,820,432
		8,809,934
Internet Retail — 6.5%
Amazon.com, Inc.*	24,100	6,387,946
Medical Instruments & Supplies — 2.1%
Intuitive Surgical, Inc.*	4,559	2,086,244
Personal Services — 0.9%
Rollins, Inc.	16,321	909,569
Real Estate Services — 3.0%
CoStar Group, Inc.*	84,246	2,915,754
Restaurants — 3.5%
Starbucks Corp.	32,543	3,427,754
Semiconductor Equipment & Materials — 2.1%
Lam Research Corp.	8,173	2,107,490
Semiconductors — 12.2%
Broadcom, Inc.	17,419	7,271,213
NVIDIA Corp.	23,912	4,772,118
		12,043,331
	Number of Shares	Value
COMMON STOCKS — (Continued)
Software Application — 10.5%
ServiceNow, Inc.*	49,087	$ 4,334,874
Shopify, Inc., Class A*	38,553	4,669,925
Uber Technologies, Inc.*	18,450	1,376,554
		10,381,353
Software Infrastructure — 15.5%
Microsoft Corp.	18,310	7,466,452
Oracle Corp.	33,575	5,418,669
Synopsys, Inc.*	4,898	2,363,775
		15,248,896
Travel Services — 2.2%
Airbnb, Inc., Class A*	15,785	2,215,583
TOTAL COMMON STOCKS (Cost $88,734,763)		95,799,939
SHORT-TERM INVESTMENT — 2.7%
Dreyfus Government Cash Management Fund, Institutional Shares, 3.53%(a)	2,619,869	2,619,869

TOTAL SHORT-TERM INVESTMENT (Cost $2,619,869)		2,619,869

TOTAL INVESTMENTS - 99.8% (Cost $91,354,632)		98,419,808
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%		202,722
NET ASSETS - 100.0%		$98,622,530

(a)	Rate disclosed is the 7-day yield at April 30, 2026.
*	Non-income producing.
PLC	Public Limited Company

The accompanying notes are an integral part of the financial statements.

POLEN ETF FUNDS
Statements of Assets and Liabilities
April 30, 2026
	Polen Floating Rate Income ETF	Polen High Income ETF	Polen Focus Growth ETF
Assets
Investments, at value*	$9,407,981	$21,878,846	$98,419,808
Cash and cash equivalents	—	50,097	52
Receivables:
Investments sold	301,796	282,189	218,041
Dividends and interest	70,857	316,999	40,684
Unfunded loan commitments	126	—	—
Capital shares sold	—	246,402	1,111,307
Total Assets	9,780,760	22,774,533	99,789,892
Liabilities
Payables:
Investments purchased	241,223	531,562	1,133,217
Distributions to shareholders	74,467	139,329	—
Investment adviser	21,724	9,409	34,145
Due to custodian	1,504	—	—
Total Liabilities	338,918	680,300	1,167,362
Contingencies and Commitments (Note 7)	—	N/A	N/A
Net Assets	$9,441,842	$22,094,233	$98,622,530
Net Assets Consisted of:
Paid-in capital	$10,447,810	$22,598,762	$93,655,948
Total distributable earnings/(loss)	(1,005,968)	(504,529)	4,966,582
Net Assets	$9,441,842	$22,094,233	$98,622,530
Shares outstanding, no par value, unlimited shares authorized	412,377	900,000	4,437,185
Net Asset Value	$22.90	$24.55	$22.23
* Investments, at cost	$9,801,521	$22,063,023	$91,354,632
The accompanying notes are an integral part of the financial statements.

POLEN ETF FUNDS
Statements of Operations
For the Year/Period Ended April 30, 2026
	Polen Floating Rate Income ETF	Polen High Income ETF	Polen Focus Growth ETF†
Investment income
Interest	$1,090,107	$1,704,355	$—
Dividends	26,198	26,278	434,012
Total investment income	1,116,305	1,730,633	434,012
Expenses
Advisory fees(Note 2)	56,423	126,832	417,204
Total expenses before waivers and/or reimbursements	56,423	126,832	417,204
Less: waivers and/or reimbursements(Note 2)	(9,563)	(20,132)	(120,929)
Net expenses after waivers	46,860	106,700	296,275
Net investment income	1,069,445	1,623,933	137,737
Net realized and unrealized gain/(loss) from investments:
Net realized gain/(loss) from investments(a)	(545,036)	(328,917)	24,357,507
Net change in unrealized appreciation/(depreciation) on investments	(180,076)	(154,288)	7,065,176
Net change in unrealized appreciation on unfunded loan commitments	126	—	—
Net realized and unrealized gain/(loss) on investments	(724,986)	(483,205)	31,422,683
Net increase in net assets resulting from operations	$344,459	$1,140,728	$31,560,420

†	The Polen Focus Growth ETF commenced operations on September 30, 2025.
(a)	Net realized gain from investments for the Polen Focus Growth ETF includes realized gains of $26,556,453 for redemption in-kind activity, which will not be recognized by the ETF for tax purposes.
The accompanying notes are an integral part of the financial statements.

POLEN ETF FUNDS
Statements of Changes in Net Assets
	Polen Floating Rate Income ETF
	For the Year Ended April 30, 2026	For the Year Ended April 30, 2025*
Net increase/(decrease) in net assets from operations:
Net investment income	$1,069,445	$846,433
Net realized losses from investments	(545,036)	(65,724)
Net change in unrealized depreciation on investments	(179,950)	(376,322)
Net increase in net assets resulting from operations	344,459	404,387
Less dividends and distributions to shareholders from:
Distributable earnings	(1,026,313)	(936,755)(a)
Increase in net assets derived from capital share transactions (Note 4)	1,247,343	230,410
Total increase/(decrease) in net assets	565,489	(301,958)
Net assets
Beginning of year	8,876,353	9,178,311
End of year	$9,441,842	$8,876,353

*	The Polen Floating Rate Income ETF (the “Acquiring Fund”) acquired all of the assets and liabilities of the Polen Bank Loan Fund (the “Acquired Fund”) in a reorganization that occurred after the close of business on March 21, 2025. Performance and financial history of the Acquired Fund's Institutional Class Shares have been adopted by the Acquiring Fund and will be used going forward. As a result, the information prior to the close of business on March 21, 2025, reflects that of the Acquired Fund's Institutional Class Shares. The Acquired Fund ceased operations as of the date of the reorganization. (See Note 1).
(a)	Includes dividends and distributions to shareholders from distributed earnings of $800,973 from the Institutional Class of the Predecessor Fund up to the date of the reorganization that took place after the close of business on March 21, 2025. Dividends and distributions to shareholders from distributed earnings from the Polen Floating Rate Income ETF totaled $135,782. (See Note 1).
The accompanying notes are an integral part of the financial statements.

POLEN ETF FUNDS
Statements of Changes in Net Assets (Continued)
	Polen High Income ETF
	For the Year Ended April 30, 2026	For the period ended to April 30, 2025†
Net increase/(decrease) in net assets from operations:
Net investment income	$1,623,933	$43,470
Net realized gains/(losses) from investments	(328,917)	33
Net change in unrealized depreciation on investments	(154,288)	(29,889)
Net increase in net assets resulting from operations	1,140,728	13,614
Less dividends and distributions to shareholders from:
Distributable earnings	(1,620,336)	(38,535)
Increase in net assets derived from capital share transactions (Note 4)	9,632,791	12,965,971
Total increase in net assets	9,153,183	12,941,050
Net assets
Beginning of year/period	12,941,050	—
End of year/period	$22,094,233	$12,941,050

†	The Polen High Income ETF commenced operations on March 25, 2025.
The accompanying notes are an integral part of the financial statements.

POLEN ETF FUNDS
Statements of Changes in Net Assets (Concluded)
Polen Focus Growth ETF
For the period ended April 30, 2026†
Net increase in net assets from operations:
Net investment income	$137,737
Net realized gains from investments	24,357,507
Net change in unrealized appreciation on investments	7,065,176
Net increase in net assets resulting from operations	31,560,420
Less dividends and distributions to shareholders from:
Distributable earnings	(37,385)
Increase in net assets derived from capital share transactions (Note 4)	67,099,495
Total increase in net assets	98,622,530
Net assets
Beginning of period	—
End of period	$98,622,530

†	The Polen Focus Growth ETF commenced operations on September 30, 2025.
The accompanying notes are an integral part of the financial statements.

POLEN ETF FUNDS
POLEN FLOATING RATE INCOME ETF*
Financial Highlights

Contained below is per share operating performance data for the Polen Floating Rate Income ETF outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the ETF (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	For the Year Ended April 30, 2026	For the Year Ended April 30, 2025(1)	For the Year Ended April 30, 2024(1)	For the Period Ended April 30, 2023(1)
Per Share Operating Performance
Net asset value, beginning of year/period	$24.49	$25.99	$25.43	$25.36
Net investment income(2)	2.68	2.40	2.56	1.70
Net realized and unrealized gain/(loss) on investments	(1.71)	(1.25)	0.61	0.02
Total from investment operations	0.97	1.15	3.17	1.72
Dividends and distributions to shareholders from:
Net investment income	(2.56)	(2.40)	(2.56)	(1.62)
Net realized capital gains	—	(0.25)	(0.05)	(0.03)
Total dividends and distributions to shareholders	(2.56)	(2.65)	(2.61)	(1.65)
Net asset value, end of year/period	$22.90	$24.49	$25.99	$25.43
Total investment return(3)	4.05%	4.55%	13.09%	7.12%
Ratios/Supplemental Data
Net assets, end of year/period (in 000s)	$9,442	$8,876	$9,178	$7,725
Ratio of expenses to average net assets	0.49%	0.72%	0.75%	0.75%(4)
Ratio of expenses to average net assets without waivers(5)	0.59%	1.76%	2.11%	3.19%(4)
Ratio of net investment income to average net assets	11.19%	9.40%	10.00%	8.11%(4)
Portfolio turnover rate	102%(6)	96%	120%	22%(7)

(1)	On March 11, 2025, the Acquired Fund declared a 1-for-2.54 reverse stock split. The shares outstanding have been restated to reflect the share conversion ratio of 0.39. Prior year net asset values and per share amounts have been restated to reflect the impact of the reverse stock split (see Note 4 in Notes to Financial Statements).
(2)	The selected per share data was calculated using the average shares outstanding method for the period.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(4)	Annualized.
(5)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind and received from processing subscriptions-in-kind.
(7)	Not Annualized.
* The Polen Floating Rate Income ETF (the “Acquiring Fund”) acquired all of the assets and liabilities of the Polen Bank Loan Fund (the “Acquired Fund”), which commenced operations on June 30, 2022, in a reorganization that occurred after the close of business on March 21, 2025. Performance and financial history of the Acquired Fund's Institutional Class Shares have been adopted by the Acquiring Fund and will be used going forward. As a result, the information prior to the close of business on March 21, 2025, reflects that of the Acquired Fund's Institutional Class Shares. The Acquired Fund ceased operations as of the date of the reorganization.
The accompanying notes are an integral part of the financial statements.

POLEN ETF FUNDS
POLEN HIGH INCOME ETF
Financial Highlights (Continued)

Contained below is per share operating performance data for the Polen High Income ETF outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the ETF (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	For the Year Ended April 30, 2026	For the Period Ended April 30, 2025†
Per Share Operating Performance
Net asset value, beginning of year/period	$24.89	$25.00
Net investment income(1)	2.02	0.17
Net realized and unrealized loss on investments	(0.39)	(0.20)
Total from investment operations	1.63	(0.03)
Dividends and distributions to shareholders from:
Net investment income	(1.95)	(0.08)
Net realized capital gains	(0.02)	—
Total dividends and distributions to shareholders	(1.97)	(0.08)
Net asset value, end of year/period	$24.55	$24.89
Total investment return(2)	6.69%	(0.13)%
Ratios/Supplemental Data
Net assets, end of year/period (in 000s)	$22,094	$12,941
Ratio of expenses to average net assets	0.53%	0.51%(3)
Ratio of expenses to average net assets without waivers(4)	0.63%	0.61%(3)
Ratio of net investment income to average net assets	8.07%	6.63%(3)
Portfolio turnover rate	57%(5)	18%(6)

†	The Polen High Income ETF commenced operations on March 25, 2025.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(3)	Annualized.
(4)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(5)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind and received from processing subscriptions-in-kind.
(6)	Not Annualized.
The accompanying notes are an integral part of the financial statements.

POLEN ETF FUNDS
POLEN FOCUS GROWTH ETF
Financial Highlights (Concluded)

Contained below is per share operating performance data for the Polen Focus Growth ETF outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the ETF (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

For the Period Ended April 30, 2026†
Per Share Operating Performance
Net asset value, beginning of period	$25.05
Net investment income(1)	0.03
Net realized and unrealized loss on investments(2)	(2.84)
Total from investment operations	(2.81)
Dividends and distributions to shareholders from:
Net investment income	(0.01)
Net asset value, end of period	$22.23
Total investment return(3)	(11.23)%
Ratios/Supplemental Data
Net assets, end of period (in 000s)	$98,623
Ratio of expenses to average net assets	0.49%(4)
Ratio of expenses to average net assets without waivers(5)	0.69%(4)
Ratio of net investment income to average net assets	0.23%(4)
Portfolio turnover rate	17%(6)(7)

†	The Polen Focus Growth ETF commenced operations on September 30, 2025.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(4)	Annualized.
(5)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind and received from processing subscriptions-in-kind.
(7)	Not Annualized.
The accompanying notes are an integral part of the financial statements.

POLEN ETF FUNDS
Notes to Financial Statements
April 30, 2026
1. Organization and Significant Accounting Policies
The Polen Floating Rate Income ETF, the Polen High Income ETF and the Polen Focus Growth ETF (each a “Fund” and together the “Funds”) are open-end management investment companies registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), which commenced investment operations on March 24, 2025, March 25, 2025 and September 30, 2025, respectively. The Polen Floating Rate Income ETF and the Polen High Income ETF are diversified management investment companies and the Polen Focus Growth ETF is a non-diversified management investment company. The Funds are separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. Polen Capital Credit, LLC (“Polen Credit” or the “Adviser”) serves as investment adviser to the Polen Floating Rate Income ETF and the Polen High Income ETF pursuant to an investment advisory agreement with the Trust. Polen Capital Management, LLC (“PCM” or the “Adviser”) serves as investment adviser to the Polen Focus Growth ETF pursuant to an investment advisory agreement with the Trust.
The Polen Floating Rate Income ETF seeks to achieve overall total return consisting of a high level of current income together with long-term capital appreciation. The Polen High Income ETF seeks to achieve overall total return consisting of a high level of current income together with long-term capital appreciation. The Polen Focus Growth ETF seeks to achieve long-term growth of capital. It invests in a focused portfolio of competitively advantaged businesses that demonstrate sustainable, above-average earnings growth.
For the Polen Focus Growth ETF, on September 29, 2025 (“Contribution Date”), the Initial Investors completed a tax-free contribution under Section 351(a) of the Internal Revenue Code of 1986, as amended. The Initial Investors contributed a total market value of $109,399,420 on the Contribution Date, which was comprised of a cost basis of assets contributed of $64,177,024 and unrealized appreciation of $45,222,396. The Contribution resulted in the issuance of 4,367,185 shares to the Initial Investors.
The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.
Individual shares of each Fund are listed for trading on a national securities exchange during the trading day. The Funds’ primary listing exchange is NYSE Arca, Inc. Shares can be bought and sold throughout the trading day like shares of other publicly traded companies, and when you buy or sell the Funds’ shares in the secondary market, you will pay or receive the market price. However, there can be no guarantee that an active trading market will develop or be maintained, or that the Funds’ shares listing will continue or remain unchanged.
Shares of the Funds may only be acquired through the Funds’ distributor and redeemed directly with the Funds by or through Authorized Participants in large blocks called Creation Units or multiples thereof. Authorized Participants are registered clearing agents that enter into an agreement with the Funds’ distributor to transact in Creation Units. Purchases and redemptions of Creation Units will take place in-kind and/or for cash at the discretion of the Funds. The determination of whether purchases and redemptions of Creation Units will be for cash or in-kind depends primarily on the regulatory requirements and settlement mechanisms relevant to the Funds’ portfolio holdings and the Funds are not limited to engaging in in-kind transactions to any particular market circumstances.
Portfolio Valuation — The Funds' NAV is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). Securities that do not have a readily available current market value are valued in good faith by each Adviser as “valuation designee” under the oversight of the Trust's Board of Trustees (“Board of Trustees”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment

POLEN ETF FUNDS
Notes to Financial Statements (Continued)
April 30, 2026
companies and investors to price the same investments. Each Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by each Adviser pursuant to its policies and procedures. On a quarterly basis, each Adviser’s fair valuation determinations will be reviewed by the Board of Trustees.
The Funds have a fundamental policy with respect to industry concentration that they will not invest 25% or more of the value of their Fund's assets in securities of issuers in any one industry. Since inception the Funds have utilized BICS at the sub-industry level for defining industries for purposes of monitoring compliance with its industry concentration policy. However, at times, the Funds may utilize other industry classification systems such as the Morningstar Global Equity Classification System, ICE BofA, or Global Industry Classification Standard. as applicable, for other purposes.
Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:
•  Level 1 — unadjusted quoted prices in active markets for identical securities;
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
•  Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out are recognized at the value at the end of the period.
Significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that each Fund calculates its NAV (generally, the close of the NYSE) which may impact the value of securities traded in these foreign markets. As a result, each Fund fair values foreign securities using an independent pricing service which considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy.
Securities listed on a non-U.S. exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of valuation time, as provided by an independent pricing service approved by the Board of Trustees.
The valuations for fixed income securities are typically the prices supplied by independent third-party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third-party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. To the extent that these inputs are observable, the fair value of fixed income securities would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
Floating rate senior loan notes (“Senior Loans”) are fair valued based on a quoted price received from a single broker-dealer or an average of quoted prices received from multiple broker-dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. To the extent that these inputs are observable, the fair values of Senior Loans would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

POLEN ETF FUNDS
Notes to Financial Statements (Continued)
April 30, 2026
The following is a summary of the inputs used, as of April 30, 2026, in valuing each Fund's investments carried at fair value:
Funds	Total Value at 04/30/26	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Polen Floating Rate Income ETF
Assets
Senior Loans*	$7,770,559	$—	$7,770,559	$—
Corporate Bonds*	1,220,546	—	938,396	282,150
Short-Term Investment	416,876	416,876	—	—
Total Assets	$9,407,981	$416,876	$8,708,955	$282,150
Polen High Income ETF
Assets
Corporate Bonds*	$19,631,801	$—	$19,033,301	$598,500
Senior Loans*	1,651,335	—	1,651,335	—
Short-Term Investment	595,710	595,710	—	—
Total Assets	$21,878,846	$595,710	$20,684,636	$598,500
Polen Focus Growth ETF
Assets
Common Stocks*	$95,799,939	$95,799,939	$—	$—
Short-Term Investment	2,619,869	2,619,869	—	—
Total Assets	$98,419,808	$98,419,808	$—	$—

*	Please refer to Portfolio of Investments for further details on portfolio holdings.
The following is a reconciliation of assets in which Level 3 inputs were used in determining value for the Polen Floating Rate Income ETF.
Polen Floating Rate Income ETF Asset Type	Corporate Bonds
Balance as of April 30, 2025	$—
Purchases	188,123
Sales	(157,675)
Accrued premiums/(discounts)	21,154
Realized gain/(loss)	(5,498)
Net change in unrealized appreciation/(depreciation)	(18,147)
Transfers in to Level 3*	254,193
Transfers out of Level 3*	—
Balance as of April 30, 2026	$282,150
Net change in unrealized appreciation/(depreciation) on investments held at April 30, 2026	(18,147)

POLEN ETF FUNDS
Notes to Financial Statements (Continued)
April 30, 2026
The following is a reconciliation of assets in which Level 3 inputs were used in determining value for the Polen High Income ETF.
Polen High Income ETF Asset Type	Corporate Bonds
Balance as of April 30, 2025	$—
Purchases	490,277
Sales	—
Accrued premiums/(discounts)	49,753
Realized gain/(loss)	—
Net change in unrealized appreciation/(depreciation)	(77,392)
Transfers in to Level 3*	135,862
Transfers out of Level 3*	—
Balance as of April 30, 2026	$598,500
Net change in unrealized appreciation/(depreciation) on investments held at April 30, 2026	$(77,392)

* During the year ended April 30, 2026, an investment having a value of $254,193 and $135,862 for the Polen Floating Rate Income ETF and the Polen High Income ETF, respectively, was transferred from Level 2 to Level 3, due to valuing the security using unobservable inputs. Transfers are calculated on the beginning of period values. There were no other transfers between Levels 1, 2 and 3.
The following table summarizes the valuation techniques and unobservable inputs used to determine the fair value of certain material Level 3 investments held in the Polen Floating Rate Income ETF:
Asset Class	Value as of 4/30/26	Valuation Technique	Unobservable Inputs	Range (Weighted Average)
Corporate Bonds & Notes	282,150	Recovery Analysis*	Recovery Value	$86.06

			Weight ascribed to approach	90%
The following table summarizes the valuation techniques and unobservable inputs used to determine the fair value of certain material Level 3 investments held in the Polen High Income ETF:
Asset Class	Value as of 4/30/26	Valuation Technique	Unobservable Inputs	Range (Weighted Average)
Corporate Bonds & Notes	598,500	Recovery Analysis*	Recovery Value	$86.06

			Weight ascribed to approach	90%
* The remaining 10% was attributable to observable inputs.
At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third-party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

POLEN ETF FUNDS
Notes to Financial Statements (Continued)
April 30, 2026
For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Funds to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Funds have an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to their respective net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when the Funds had an amount of transfers during the reporting period that was meaningful in relation to their respective net assets as of the end of the reporting period.
There are significant unobservable inputs used in the fair value measurement of the Funds’ Level 3 investments. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement.
Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.
Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is recorded on the accrual basis, using the effective yield method. Dividends are recorded on the ex-dividend date. The Funds may be subject to foreign taxes on income, a portion of which may be recoverable. The Funds apply for refunds where available. The Funds will accrue such taxes and reclaims, as applicable, based upon the current interpretation of tax rules and regulations that exist in the market in which the Fund invests. General expenses of the Trust are generally allocated to each Fund under methodologies approved by the Board of Trustees. Expenses directly attributable to a particular Fund in the Trust are charged directly to that Fund. The Funds’ investment income, expenses (other than class-specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. The Polen Floating Rate Income ETF and the Polen High Income ETF may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments, which represent a future obligation in full, may obligate the Fund to supply additional cash to the borrower on demand. The Fund may receive a commitment fee based on the undrawn portion of an unfunded loan commitment. In certain circumstances, the Fund may receive various fees upon the restructure of a senior floating interest rate obligation by a borrower. Fees earned/paid may be recorded as a component of income or realized gain/loss in the Statement of Operations.
Cash and Cash Equivalents — Cash and cash equivalents, if any, include cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. Each Fund maintains deposits with a high quality financial institution in an amount that is in excess of federally insured limits.
Dividends and Distributions to Shareholders — Dividends from net investment income are declared daily and paid monthly to shareholders. Distributions, if any, of net short-term capital gain and net capital gain (the excess of net long-term capital gain over the short-term capital loss) realized by the Funds, after deducting any available capital loss carryforwards are declared and paid to its shareholders annually. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.
U.S. Tax Status — No provision is made for U.S. income taxes as it is each Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

POLEN ETF FUNDS
Notes to Financial Statements (Continued)
April 30, 2026
Other — In the normal course of business, the Funds may enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.
Debt Investment Risk — Debt investments are affected primarily by the financial condition of the companies or other entities that have issued them and by changes in interest rates. There is a risk that an issuer of a Fund's debt investments may not be able to meet its financial obligations (e. g., may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or seek bankruptcy protection. Securities such as high-yield bonds, e.g., bonds with low credit ratings by Moody's (Ba or lower) or Standard & Poor's (BB and lower) or if unrated are of comparable quality as determined by each Adviser, are especially subject to credit risk during periods of economic uncertainty or during economic downturns and are more likely to default on their interest and/or principal payments than higher rated securities. Debt investments may be affected by changes in interest rates. Debt investments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt investments with shorter durations or floating or adjustable interest rates. The value of debt investments may fall when interest rates rise.
Senior Loans — Each Fund invests primarily in senior loans and other floating rate investments. Senior loans typically are rated below investment grade. Below investment grade securities, including senior loans, involve greater risk of loss, are subject to greater price volatility, and may be less liquid and more difficult to value, especially during periods of economic uncertainty or change, than higher rated debt securities. Market quotations for these securities may be volatile and/or subject to large spreads between bid and ask prices. These securities once sold, may not settle for an extended period (for example, several weeks or even longer). A Fund will not receive its sale proceeds until that time, which may constrain a Fund’s ability to meet its obligations. A Fund may invest in securities of issuers that are in default or that are in bankruptcy. The value of collateral, if any, securing a senior loan can decline or may be insufficient to meet the issuer’s obligations or may be difficult to liquidate. No active trading market may exist for many senior loans, and many loans are subject to restrictions on resale. Any secondary market may be subject to irregular trading activity and extended settlement periods. There is less readily available, reliable information about most senior loans than is the case for many other types of securities. Loans may not be considered “securities,” and purchasers, such as a Fund, therefore may not be entitled to rely on the anti-fraud protections afforded by federal securities laws.
Segment Reporting — In accordance with the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, each Fund has evaluated its business activities and determined that it operates as a single reportable segment.
The Chief Operating Decision Maker (“CODM”) is the Chief Executive Officer of the Advisers and the Principal Executive Officer (“PEO”) and the Principal Financial Officer (“PFO”) of the Funds. The CODM has concluded that each Fund operates as a single operating segment since the Funds each have a single investment strategy as disclosed in the prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.
Income Taxes — The Funds adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740) - Improvements to Income Tax Disclosures (“ASU 2023-09”), which enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. Management has reviewed the impact of the new standard and concludes there is no material impact to the Funds' financial position or the results of its operations as of April 30, 2026; and therefore, no additional related disclosures were included in these financial statements.
Restricted Securities — Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense, either upon demand by a fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid. Each Fund will not incur any registration costs upon such resale. Each Fund’s restricted securities are valued at the price provided by pricing services or dealers in the secondary market or, if no market prices are available,at the fair value price as determined by the Fund’s adviser pursuant to each Fund’s fair value policy, subject to oversight by the Board.

POLEN ETF FUNDS
Notes to Financial Statements (Continued)
April 30, 2026
Each Fund has acquired certain securities, the sale of which is restricted under applicable provisions of the Securities Act . It is possible that the fair value price may differ significantly from the amount that may ultimately be realized in the near term, and the difference could be material.
For the Polen Floating Rate Income ETF, the securities listed below are restricted from resale as of April 30, 2026:
	Security Type	Acquisition Date	Cost	Value
Baffinland Iron Mines Corp.	Corporate Bonds	8/5/2025	$322,452	$282,150
For the Polen High Income ETF, the securities listed below are restricted from resale as of April 30, 2026:
	Security Type	Acquisition Date	Cost	Value
Baffinland Iron Mines Corp.	Corporate Bonds	8/5/2025	$681,480	$598,500
2. Transactions with Related Parties and Other Service Providers
For its services, Polen Credit is paid a monthly management fee at the annual rate based on average daily net assets of each Fund as shown in the table below:
Polen Floating Rate Income ETF	0.59%
Polen High Income ETF	0.63%
For its services, PCM is paid a monthly fee at the annual rate based on average daily net assets of the Fund as shown in the table below:
Polen Focus Growth ETF	0.69%
The management fee is structured as a “unified fee.” Polen Credit and PCM have agreed to pay all expenses incurred by the Funds except for the following expenses, each of which is paid by the Funds: interest and other costs of borrowing; taxes and other governmental fees; brokerage expenses, trading expenses and other expenses in connection with the execution of portfolio transactions or in connection with creation and redemption transactions; acquired fund fees and expenses; accrued deferred tax liability; extraordinary expenses and other non-routine expenses of the Funds; payments under the Funds' 12b-1 Plan (if activated); and the management fees payable to the Adviser.
Polen Credit has contractually agreed to waive 0.10% of its investment advisory fee (the “Fee Waiver”) for the Polen Floating Rate Income ETF and the Polen High Income ETF. PCM has contractually agreed to waive 0.20% of its investment advisory fee for the Polen Focus Growth ETF. For the Polen Floating Rate Income ETF and the Polen High Income ETF, the Fee Waiver will remain in place until August 31, 2026, unless the Board of Trustees approves its earlier termination. For the Polen Focus Growth ETF, the Fee Waiver will remain in place for one year after the commencement of the Fund's operations, unless the Board of Trustees approves its earlier termination.
For the year ended April 30, 2026, the amount of advisory fees earned and waived and/or reimbursed was as follows:
	Gross Advisory Fee	Waivers and/or Reimbursements	Net Advisory Fee/ (Reimbursement)
Polen Floating Rate Income ETF	$56,423	$(9,563)	$46,860
Polen High Income ETF	126,832	(20,132)	106,700
Polen Focus Growth ETF	417,204	(120,929)	296,275

POLEN ETF FUNDS
Notes to Financial Statements (Continued)
April 30, 2026
Other Service Providers
The Bank of New York Mellon (“BNY”) serves as administrator and custodian for the Funds. For providing administrative and accounting services, BNY is entitled to receive a monthly fee equal to an annual percentage rate of the Funds’ average daily net assets and is subject to certain minimum monthly fees. For providing certain custodial services, BNY is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.
BNY Mellon Investment Servicing (US) Inc. (the “Transfer Agent”) provides transfer agent services to the Funds. The Transfer Agent is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.
Foreside Funds Distributors LLC (the “Underwriter”) provides principal underwriting services to the Funds pursuant to an underwriting agreement between the Trust and the Underwriter.
The Trust and the Underwriter are parties to an underwriting agreement. The Trust has adopted a distribution plan for the Funds in accordance with Rule 12b-1 under the 1940 Act. The Funds’ Rule 12b-1 Plan is authorized but inactive, such that no related fees accrue to the Funds.
Trustees and Officers
The Trust is governed by its Board of Trustees. The Trustees receive compensation in the form of an annual retainer and per meeting fees for their services to the Trust. An employee of BNY serves as the Secretary of the Trust and is not compensated by the Funds or the Trust.
Prior to July 31, 2025, JW Fund Management LLC (“JWFM”) provided a PEO and a PFO to the Trust. Effective August 1, 2025, Tidal ETF Services LLC (“Tidal”) provides a PEO and a PFO to the Trust. Chenery Compliance Group, LLC (“Chenery”) provides the Trust with a Chief Compliance Officer and an Anti-Money Laundering Officer. Tidal and Chenery are compensated for their services provided to the Trust. JWFM was compensated for its services provided to the Trust through July 31, 2025.
3. Investment in Securities
For the year ended April 30, 2026, for the Polen Floating Rate Income ETF and Polen High Income ETF, and for the period from the commencement of operations on September 30, 2025 through April 30, 2026 for the Polen Focus Growth ETF, aggregated purchases and sales of investment securities (excluding short-term investments and in-kind transactions, if any) of the Funds were as follows:
	Purchases	Sales
Polen Floating Rate Income ETF	$10,640,167	$9,487,142
Polen High Income ETF	22,064,643	10,850,834
Polen Focus Growth ETF*	49,923,019	17,318,990

*	Purchases and sales excludes $98,338,219 and $66,564,994, respectively, in connection with in-kind purchases and sales of the Fund’s Shares of Creation Units.
The Funds are permitted to purchase or sell securities, which have a readily available market quotation, from or to certain other affiliated funds under specified conditions outlined in the procedures adopted by the Board of Trustees. The procedures have been designed to provide assurances that any purchase or sale of securities by the Funds from or to another fund that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment adviser), common Trustees and/or common officers complies with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effective at the current market price.

POLEN ETF FUNDS
Notes to Financial Statements (Continued)
April 30, 2026
For the year ended April 30, 2026, the Funds did not engage in purchase or sale of securities with affiliated funds under Rule 17a-7.
4. Capital Share Transactions
Effective the market close on March 11, 2025, the Polen Bank Loan Fund (the “Acquired Fund”) implemented a 1-for-2.54 reverse stock split. The net effect of the Fund's reverse stock split was to decrease the number of the Acquired Fund's outstanding common shares and increase the net asset value per common share by a proportionate amount. While the number of the Acquired Fund's outstanding common shares declined, neither the Acquired Fund's holdings nor the total value of shareholders' investments were affected. Immediately after the reverse stock split, each common shareholder held the same percentage of the Acquired Fund's outstanding common shares that was held immediately prior to the reverse stock split. Capital share activity referenced in the table below, and per share data, including the proportionate impact to market price, in the Financial Highlights table have been restated to reflect the reverse stock split.
Capital shares are issued and redeemed by the Funds only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Funds are not redeemable.
For year ended April 30, 2026 and the year or period ended April 30, 2025, for the Polen Floating Rate Income ETF and Polen High Income ETF, and for the period from the commencement of operations on September 30, 2025 through April 30,2026 for the Polen Focus Growth ETF, transactions in capital shares (authorized shares unlimited) were as follows:
	For the Year Ended April 30, 2026		For the Year/Period Ended April 30, 2025*
	Shares	Amount	Shares	Amount
Polen Floating Rate Income ETF:

Sales	80,000	$1,943,162	14,347	$360,246
Reinvestments	—	—	22,919	586,974
Transaction fees	—	13,261	—	1,239
Redemptions	(30,000)	(709,080)	(28,036)	(718,049)
Net increase	50,000	$1,247,343	9,230	$230,410

Polen High Income ETF:

Sales	400,000	$10,088,342	520,000	$12,936,111
Reinvestments	—	—	—	—
Transaction fees	—	39,688	—	29,860
Redemptions	(20,000)	(495,239)	—	—
Net increase	380,000	$9,632,791	520,000	$12,965,971

POLEN ETF FUNDS
Notes to Financial Statements (Continued)
April 30, 2026
	For the Period Ended April 30, 2026[1]
	Shares	Amount
Polen Focus Growth ETF:

Sales	7,337,185	$180,253,217
Reinvestments	—	—
Transaction fees	—	134
Redemptions	(2,900,000)	(113,153,856)
Net increase	4,437,185	$67,099,495

*	The Polen High Income ETF commenced operations on March 25, 2025.
[1]	The Polen Focus Growth ETF commenced operations on September 30, 2025. Sales includes a $109,399,420 contribution from the Initial Investor. The Contribution resulted in the issuance of 4,367,185 shares to the Initial Investors.
The consideration for the purchase of Creation Units consists of either the in-kind deposit of a designated portfolio of securities and/or a specified amount of cash. Certain funds may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BNY, the Trust's administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in transaction fees in the table above.
Significant Shareholders
As of April 30, 2026, PCM held 28.66% of the Polen Floating Rate Income ETF, and is considered an affiliated shareholder.
5. Federal Tax Information
The Funds have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as tax benefit or expense in the current year. Each Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.
Distributions are determined in accordance with federal income tax regulations, which may differ in amount or character from net investment income and realized gains for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the components of net assets based on the tax treatment; temporary differences do not require reclassifications. These temporary differences are primarily due to wash sales, capital loss carryforwards, distributions payable, late-year loss deferrals and amortization. Net assets were not affected by this adjustment.

POLEN ETF FUNDS
Notes to Financial Statements (Continued)
April 30, 2026
The following permanent differences as of April 30, 2026, primarily attributed to reclassification of redemptions in-kind activity, were reclassified among the following accounts:
	Total Distributable Earnings	Paid-in-Capital
Polen Focus Growth ETF	$(26,556,453)	$26,556,453
For the year ended April 30, 2026, there were no reclassifications for the Polen Floating Rate Income ETF and the Polen High Income ETF.
The tax character of distributions paid by the Funds during the year or period ended April 30, 2026, were as follows:
Ordinary Income Dividend
Polen Floating Rate Income ETF	$1,026,313
Polen High Income ETF	1,620,336
Polen Focus Growth ETF	37,385
The tax character of distributions paid by the Funds during the year or period ended April 30, 2025, were as follows:
	Ordinary Income Dividend	Long-Term Capital Gain Dividend	Total Distributions Paid
Polen Floating Rate Income ETF	$896,444	$40,311	$936,755
Polen High Income ETF	38,535	—	38,535
As of April 30, 2026, the components of distributable earnings  on a tax basis were as follows:
	Capital Loss Carryforwards	Undistributed Ordinary Income	Distributions Payable	Unrealized Appreciation/ (Depreciation)	Qualified Late-Year Losses
Polen Floating Rate Income ETF	$(658,055)	$121,401	$(74,467)	$(394,847)	$—
Polen High Income ETF	—	161,976	(139,329)	(184,177)	(342,999)
Polen Focus Growth ETF	(2,182,592)	100,352	—	7,048,822	—
The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes. Foreign currency and short-term capital gains are reported as ordinary income for federal income tax purposes.
As of April 30, 2026, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by each Fund were as follows:
	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Polen Floating Rate Income ETF	$9,802,954	$28,907	$(423,880)	$(394,973)
Polen High Income ETF	22,063,023	214,294	(398,471)	(184,177)
Polen Focus Growth ETF	91,370,986	16,676,204	(9,627,382)	7,048,822

POLEN ETF FUNDS
Notes to Financial Statements (Continued)
April 30, 2026
Pursuant to federal income tax rules applicable to regulated investment companies, the Funds may elect to treat certain capital losses between November 1 and April 30 and late year ordinary losses ((i) ordinary losses between January 1 and April 30, and (ii) specified ordinary and currency losses between November 1 and April 30) as occurring on the first day of the following tax year. For the year ended April 30, 2026, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until May 1, 2026. For the year ended April 30, 2026, the Funds deferred to May 1, 2026 the following losses:
	Late-Year Ordinary Losses Deferral	Short-Term Capital Loss Deferral	Long-Term Capital Loss Deferral
Polen High Income ETF	$—	$286,090	$56,909
Accumulated capital losses represent net capital loss carryforwards as of April 30, 2026 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. As of April 30, 2026, the Funds’ capital loss carryforward, which were comprised of both short-term losses and long-term losses, and had an unlimited period of capital loss carryover were as follows:
	Capital Loss Carryforwards
	Short-Term	Long-Term
Polen Floating Rate Income ETF	$318,800	$339,255
Polen Focus Growth ETF	2,182,592	—
6. Line of Credit
On July 1, 2025, the Funds, together with other Polen Funds, collectively referred to as the “Funds,” entered into an unsecured committed line of credit with The Bank of New York Mellon. The line of credit permits the Funds to borrow up to $5 million in the aggregate, subject to each Fund's investment restrictions and its contractual obligations under the line of credit agreement. The line of credit is intended to be used for temporary or emergency purposes, including the financing of shareholder redemptions.
Interest is charged to each Fund based on its borrowings at a rate equal to 1.40% plus the greater of (1) the Federal Funds effective rate or (2) the Secured Overnight Financing Rate in effect on the applicable day. In addition, a commitment fee of 0.20% per annum on the unused portion of the line of credit is allocated among the participating funds based on their relative net assets and paid quarterly. During the year ended April 30, 2026, the Funds did not borrow under the line of credit.
7. Commitments and Contingencies
The Funds may make commitments pursuant to bridge loan facilities. Such commitments typically remain off balance sheet as it is more likely than not, based on the good faith judgement of each Adviser, that such bridge facilities will not ever fund. As of April 30, 2026, there were no outstanding bridge facility commitments.
Unfunded Loan Commitments — Each Fund may enter into unfunded loan commitments. Unfunded loan commitments may be partially or wholly unfunded. During the contractual period, the Fund is obliged to provide funding to the borrower upon demand. A fee is earned by a Fund on the unfunded loan commitment and is recorded as interest income on the Statement of Operations. Unfunded loan commitments on senior loan participations and assignments, if any, are marked to market daily and valued according to the Trust’s valuation policies and procedures. Any applicable net unrealized appreciation or depreciation at the end of the reporting period is recorded as an asset and any change in net unrealized appreciation or depreciation for the reporting period is recorded within the change in net unrealized appreciation or depreciation on investments. Unfunded loan commitments are included in the Portfolio of Investments. As of April 30, 2026, the Polen Floating Rate Income ETF had unfunded loan commitments of $20,577 (see details in the Portfolio of Investments).

POLEN ETF FUNDS
Notes to Financial Statements (Concluded)
April 30, 2026
8. Subsequent Events
Management has evaluated the impact of all subsequent events on each Fund through the date the financial statements were issued, and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

POLEN ETF FUNDS
Report of Independent Registered Public Accounting Firm
To the Shareholders of Polen Floating Rate Income ETF, Polen High Income ETF,
Polen Focus Growth ETF and Board of Trustees of FundVantage Trust
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Polen Floating Rate Income ETF, Polen High Income ETF, and Polen Focus Growth ETF, each a series of FundVantage Trust, (the “Funds”) as of April 30, 2026, the related statements of operations, and changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of April 30, 2026, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.
Fund Name	Statements of Operations	Statement(s) of Changes in Net Assets	Financial Highlights
Polen Floating Rate Income ETF and Polen High Income ETF	For the year ended April 30, 2026
Polen Focus Growth ETF	For the period from September 30, 2025(commencement of operations) through April 30, 2026
The Funds’ financial statements and financial highlights for the years and period ended April 30, 2025, and prior,were audited by other auditors whose report dated June 27, 2025, expressed an unqualified opinion on those financial statements and financial highlights.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2026, by correspondence with the custodian, brokers and agent banks; when replies were not received from brokers or agent banks, we performed other auditing procedures.
Our audits also included evaluating the accounting principles used and significant estimates made by management,as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

POLEN ETF FUNDS
Report of Independent Registered Public Accounting Firm (Concluded)
We have served as the auditor of one or more Polen Capital Management, LLC and Polen Capital Credit, LLC investment companies since 2025.
COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
June 26, 2026

POLEN ETF FUNDS
Shareholder Tax Information
(Unaudited)
The Funds are required by Subchapter M of the Internal Revenue Code of 1986, as amended, to advise their shareholders of the U.S. federal tax status of distributions received by the Funds’ shareholders in respect of such fiscal year. During the year or period ended April 30, 2026, the following dividends and distributions were paid by the Funds:
	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total Distributions Paid
Polen Floating Rate Income ETF	$1,026,313	$—	$—	$1,026,313
Polen High Income ETF	1,620,336	—	—	1,620,336
Polen Focus Growth ETF	37,385	—	—	37,385
Distributable long-term gains are based on net realized long-term gains determined on a tax basis and may differ from such amounts for financial reporting purposes. The Funds designated the following as long-term capital gains distributions during the year or period ended April 30, 2026:
Polen Floating Rate Income ETF	$0
Polen High Income ETF	$0
Polen Focus Growth ETF	$0
Under the Jobs and Growth Tax Relief Reconciliation Act of 2003, the following percentages of ordinary income distributions paid during the year or period ended April 30, 2026 were designated as qualified dividend income:
Polen Floating Rate Income ETF	0.00%
Polen High Income ETF	0.00%
Polen Focus Growth ETF	0.00%
The percentage of ordinary income dividends qualifying for corporate dividends received deduction for the Funds is as follows:
Polen Floating Rate Income ETF	0.00%
Polen High Income ETF	0.00%
Polen Focus Growth ETF	0.00%
The percentage of ordinary income dividends qualifying for qualified interest income for the Funds is as follows:
Polen Floating Rate Income ETF	29.61%
Polen High Income ETF	100.00%
Polen Focus Growth ETF	0.00%
The percentage of ordinary income distributions designated as qualified short-term gain pursuant to the American Jobs Creation Act of 2004 is as follows:
Polen Floating Rate Income ETF	100.00%
Polen High Income ETF	0.00%
Polen Focus Growth ETF	0.00%
All designations are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Funds to designate the maximum amount permitted under the Internal Revenue Code of 1986, as amended, and the regulations thereunder.
Because the Funds’ fiscal year is not the calendar year, another notification will be sent with respect to calendar year 2026. The second notification, which will reflect the amount, if any, to be used by calendar year taxpayers on their U.S. federal income tax returns, will be made in conjunction with Form 1099-DIV and will be mailed in January 2027.
Foreign shareholders will generally be subject to U.S. withholding tax on the amount of their ordinary income dividends. They will generally not be entitled to a foreign tax credit or deduction for the withholding taxes paid by the Funds, if any.

POLEN ETF FUNDS
Shareholder Tax Information (Concluded)
(Unaudited)
In general, dividends received by tax-exempt recipients (e.g., IRAs and Keoghs) need not be reported as taxable income for U.S. federal income tax purposes. However, some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting.
Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in the Funds.

POLEN ETF FUNDS
Other Information
(Unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each Fund’s disclosure of remuneration items is included as part of the Annual Financials and Additional Information.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
The Board of Trustees of the Trust did not approve an investment advisory contract during the Trust’s most recent fiscal half-year. A statement regarding the Board’s considerations with respect to the most recent approval of the renewal of the Investment Advisory Agreement with Polen Capital Credit, LLC on behalf of each of the Polen High Income ETF and the Polen Floating Rate Income ETF was included in the Registrant’s Form N-CSR filed for the period ended April 30, 2025. A statement regarding the Board’s considerations with respect to the most recent approval of the renewal of the Investment Advisory Agreement with Polen Capital Management, LLC on behalf of the Polen Focus Growth ETF was included in the Registrant's Form N-CSR filed for the period ended October 31, 2025.
Proxy Voting
Policies and procedures that the Funds uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling and on the Securities and Exchange Commission's (“SEC”) website at http://www.sec.gov.
Quarterly Portfolio Schedules
Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended July 31 and January 31) as an exhibit to its reports on Form N-PORT. Each Funds' portfolio holdings on Form N-PORT are available on the SEC's website at http://www.sec.gov.

POLEN ETF FUNDS
Privacy Notice
(Unaudited)
The privacy of your personal financial information is extremely important to us. When you open an account with us, we collect a significant amount of information from you in order to properly invest and administer your account. We take very seriously the obligation to keep that information private and confidential, and we want you to know how we protect that important information.
We collect nonpublic personal information about you from applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you, or our former clients, to our affiliates or to service providers or other third parties, except as permitted by law. We share only the information required to properly administer your accounts, which enables us to send transaction confirmations, monthly or quarterly statements, financials and tax forms. Even within the Fund and its affiliated entities, a limited number of people who actually service accounts will have access to your personal financial information. Further, we do not share information about our current or former clients with any outside marketing groups or sales entities.
To ensure the highest degree of security and confidentiality, the Fund and its affiliates maintain various physical, electronic and procedural safeguards to protect your personal information. We also apply special measures for authentication of information you request or submit to us on our web site.
If you have questions or comments about our privacy practices, please call us at (888) 426-7515.

Investment Advisers
Polen Capital Credit, LLC
1075 Main Street
Suite 320
Waltham, MA 02451
Polen Capital Management, LLC
1825 NW Corporate Blvd.
Suite 300
Boca Raton, FL 33431
Administrator
The Bank of New York Mellon
103 Bellevue Parkway
Wilmington, DE 19809
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
118 Flanders Road
Westborough, MA 01581
Principal Underwriter
Foreside Funds Distributors LLC
190 Middle Street Suite 301
Portland, ME 04101
Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
1835 Market St., Suite 310
Philadelphia, PA 19103
Legal Counsel
Troutman Pepper Locke LLP
3000 Two Logan Square
18th and Arch Streets
Philadelphia, PA 19103
XXX-0426

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Each Fund’s disclosure of remuneration items is included as part of the Annual Financials and Additional Information filed under Item 7 of this form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The Board of Trustees of the Trust did not approve an investment advisory contract during the Trust’s most recent fiscal half-year. A statement regarding the Board’s considerations with respect to the most recent approval of the renewal of the Investment Advisory Agreement with Polen Capital Credit, LLC on behalf of each of the Polen High Income ETF and the Polen Floating Rate Income ETF was included in the Registrant’s Form N-CSR filed for the period ended April 30, 2025. A statement regarding the Board’s considerations with respect to the most recent approval of the renewal of the Investment Advisory Agreement with Polen Capital Management, LLC on behalf of the Polen Focus Growth ETF was included in the Registrant’s Form N-CSR filed for the period ended October 31, 2025.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Not applicable.

(a)(3)	Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FundVantage Trust

By (Signature and Title)*	/s/ Joel L. Weiss
Joel L. Weiss, President and
Chief Executive Officer
(principal executive officer)

Date: July 9, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Joel L. Weiss
Joel L. Weiss, President and
Chief Executive Officer
(principal executive officer)

Date: July 9, 2026

By (Signature and Title)*	/s/ Christine S. Catanzaro
Christine S. Catanzaro, Treasurer and
Chief Financial Officer
(principal financial officer)

Date: July 9, 2026

* Print the name and title of each signing officer under his or her signature.